            As filed with the Securities and Exchange Commission on June 2, 1999
                                                     Securities Act No. 33-44964
                                        Investment Company Act File No. 811-6526

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               -------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

                  Pre-Effective Amendment No.                           [ ]
                                              --
                  Post-Effective Amendment No. 48                       [X]
                                               --

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]

                  Amendment No. 50                                      [X]
                                --


                               THE COVENTRY GROUP
                               ------------------
               (Exact Name of Registrant as Specified in Charter)


                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (614) 470-8000
                                                 -----------------

                             Jeffrey L. Steele, Esq.
                             Dechert Price & Rhoads
                               1775 Eye Street, NW
                             Washington, D.C. 20006
                             ----------------------
                     (Name and Address of Agent for Service)

                                 With Copies to:
                                 ---------------

                                 Walter B. Grimm
                               BISYS Fund Services
                                3435 Stelzer Road
                              Columbus, Ohio 43219

It is proposed that this filing will become effective 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

                            1st Source Monogram Funds

                     1st Source Monogram Income Equity Fund
                   1st Source Monogram Diversified Equity Fund
                     1st Source Monogram Special Equity Fund
                         1st Source Monogram Income Fund




                                   Prospectus
                                 August 1, 1999

                                 1st Source Bank

                               Investment Adviser



These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS
                                -----------------


RISK/RETURN SUMMARY AND FUND EXPENSES

        -       1st Source Monogram Income Equity Fund
        -       1st Source Monogram Diversified Equity Fund
        -       1st Source Monogram Special Equity Fund
        -       1st Source Monogram Income Fund

        Carefully review this important section for a summary of each Fund's investment, risks and fees.

INVESTMENT OBJECTIVES AND STRATEGIES

        -       1st Source Monogram Income Equity Fund
        -       1st Source Monogram Diversified Equity Fund
        -       1st Source Monogram Special Equity Fund
        -       1st Source Monogram Income Fund
        -       Investment Risks

        This section contains details on each Fund's investment strategies and risks.

SHAREHOLDER INFORMATION

        -       Pricing of Fund Shares
        -       Purchasing and Adding to Your Shares
        -       Selling Your Shares
        -       Exchanging Your Shares
        -       Dividends, Distributions and Taxes

        Consult this section to obtain details on how shares are valued, how to purchase, sell and exchange shares, related charges and payments of dividends.

FUND MANAGEMENT

        -       The Investment Adviser
        -       Portfolio Managers

        Review this section for details on the people and organizations who oversee the Funds and their investments.

FINANCIAL HIGHLIGHTS

        -       1st Source Monogram Income Equity Fund
        -       1st Source Monogram Diversified Equity Fund
        -       1st Source Monogram Special Equity Fund
        -       1st Source Monogram Income Fund

        Review this section for details on the selected financial statements of the Funds.

RISK/RETURN SUMMARY AND FUND EXPENSES
================================================================================

RISK/RETURN SUMMARY OF THE 1ST SOURCE MONOGRAM INCOME EQUITY FUND

INVESTMENT OBJECTIVES              The Income Equity Fund seeks capital
                                   appreciation with current income as a
                                   secondary objective.

PRINCIPAL INVESTMENT STRATEGIES    The Fund invests primarily in common stocks
                                   and securities convertible into common stocks of companies with market capitalization of at least $100 million which the Adviser believes pay above average dividends or interest.

PRINCIPAL INVESTMENT RISKS         Because the value of the Fund's investments
                                   will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings.
                                   The Fund may invest a portion of its assets in foreign securities which can carry additional risks such as changes in currency exchange rates, a lack of adequate company information and political instability.

WHO MAY WANT TO INVEST?            Consider investing in the Fund if you are:
                                   o    INVESTING FOR A LONG-TERM GOAL SUCH AS
                                        RETIREMENT (FIVE YEAR OR LONGER
                                        INVESTMENT HORIZON)
                                   o    LOOKING TO ADD A GROWTH COMPONENT TO
                                        YOUR PORTFOLIO
                                   o    WILLING TO ACCEPT HIGHER RISKS OF
                                        INVESTING IN THE STOCK MARKET IN
                                        EXCHANGE FOR POTENTIALLY HIGHER LONG
                                        TERM RETURNS

                                   This Fund will not be appropriate for
                                   someone:
                                   o    SEEKING MONTHLY INCOME
                                   o    PURSUING A SHORT-TERM GOAL OR INVESTING
                                        EMERGENCY RESERVES
                                   o    SEEKING SAFETY OF PRINCIPAL

RISK/RETURN SUMMARY AND FUND EXPENSES
================================================================================

The chart and table on this page show how the Income Equity Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance for each of the last ten years to demonstrate that the Fund's value varied at differing times. The table below compares the Fund's performance over time to that of the Russell 1000 Value Index.(2) The quoted performance for the Fund includes the performance of a corresponding collective investment fund (the "Collective Fund") that was previously managed by the Adviser beginning on November 30, 1985 and which transferred all of its assets to the Fund at the time the Fund commenced operations as a registered investment company on September 25, 1996.(3)

                       PERFORMANCE BAR CHART AND TABLE(1)
                       -------------------------------

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

  1989    1990    1991    1992    1993    1994    1995    1996    1997    1998


The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Of course, past performance does not indicate how the Fund will perform in the future.

            ---------------------------------------------------------
                        Best quarter:    Q_ 199_     +____%
                        Worst quarter:   Q_ 199_     -____%
            ---------------------------------------------------------

                              Fund         Past     Past 5    Past 10    Since
                              Inception    Year     Years     Years      Inception
INCOME EQUITY FUND            11/30/85      __%       __%        __%         __%

RUSSELL 1000 VALUE INDEX(2)   11/30/85      __%       __%        __%         __%

----------------

(1)     Both charts assume reinvestment of dividends and distributions.

(2) A widely recognized, unmanaged index that contains 1,000 securities with a less-than-average growth orientation.

(3) The Fund's investment objective and policies are substantially similar to those of the Collective Fund. The Collective Fund was not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Collective Fund had been registered under the 1940 Act, its performance might have been adversely affected.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
-----------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Equity Fund.

Shareholder Fees (fees paid directly
from your investment)


Maximum Sales Charge (load) Imposed on Purchases            5.00%(1)
-------------------------------------------------------------------------
Maximum Deferred Sales Charge (load)                        None


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------
Management Fees                                              .80%
-------------------------------------------------------------------------
Distribution and Service (12b-1) Fees(2)                     .25%
-------------------------------------------------------------------------
Other Expenses                                               ___%
-------------------------------------------------------------------------
Total Fund Operating Expenses                                ___%
-------------------------------------------------------------------------

--------------------

(1) Lower sales charges are available depending upon the amount invested. See "Distribution Arrangements."

(2) The Distributor is currently limiting the distribution fees paid by the Fund for the current fiscal year to 0.03%. The Distributor may revise or cancel this expense limitation at any time and will notify you of any material change.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE

Use this table to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
   o $10,000 investment
   o 5% annual return
   o redemption at the end of each period
   o no changes in the Fund's operating expenses
   o reinvestment of dividends and distributions
Because this example is hypothetical and for comparison purposes only, your actual costs will be different.

                           1        3        5       10
INCOME EQUITY FUND        Year    Years    Years    Years
                          $__      $__      $__     $___
-------------------------------------------------------------------------


RISK/RETURN SUMMARY OF THE 1ST SOURCE MONOGRAM DIVERSIFIED EQUITY FUND

INVESTMENT OBJECTIVES              The Diversified Equity Fund seeks capital
                                   appreciation.

PRINCIPAL INVESTMENT STRATEGIES    The Fund invests primarily in common stocks
                                   and securities convertible into common stocks of companies with market capitalization of $100 million or greater. The assets of the Fund are allocated among three different
                                   Sub-Advisers representing the following
                                   investment styles: (1) investing in companies believed to have strong value measures whose stock is traded at a price below its perceived value; (2) investing in companies believed to have growth potential, and (3) investing in companies that have accelerating earnings but whose valuations do not yet reflect this positive trend.

PRINCIPAL INVESTMENT RISKS         Because the value of the Fund's investments
                                   will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings.
                                   The Fund may invest a portion of its assets in foreign securities which can carry additional risks such as changes in currency exchange rates, a lack of adequate company information and political instability.

WHO MAY WANT TO INVEST?            Consider investing in the Fund if you are:
                                   o    INVESTING FOR A LONG-TERM GOAL SUCH AS

                                        RETIREMENT (FIVE YEAR OR LONGER
                                        INVESTMENT HORIZON)
                                   o    LOOKING TO ADD A GROWTH COMPONENT TO
                                        YOUR PORTFOLIO
                                   o    WILLING TO ACCEPT HIGHER RISKS OF
                                        INVESTING IN THE STOCK MARKET IN
                                        EXCHANGE FOR POTENTIALLY HIGHER LONG
                                        TERM RETURNS

                                   This Fund will not be appropriate for
                                   someone:

                                   o    SEEKING MONTHLY INCOME

                                   o    PURSUING A SHORT-TERM GOAL OR INVESTING
                                        EMERGENCY RESERVES

                                   o    SEEKING SAFETY OF PRINCIPAL


RISK/RETURN SUMMARY AND FUND EXPENSES

The chart and table on this page show how the Diversified Equity Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance for each of the last ten years to demonstrate that the Fund's value varied at differing times. The table below compares the Fund's performance over time to that of the S&P 500 Index.(2) The quoted performance for the Fund includes the performance of a corresponding collective investment fund (the "Collective Fund") that was previously managed by the Adviser beginning on June 30, 1985, and which transferred all of its assets to the Fund at the time the Fund commenced operating as a registered investment company on September 23, 1996.(3)


                       PERFORMANCE BAR CHART AND TABLE(1)
                       -------------------------------

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

  1989    1990    1991    1992    1993    1994    1995    1996    1997    1998


The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Of course, past performance does not indicate how the Fund will perform in the future.


            ---------------------------------------------------------
                        Best quarter:    Q_ 199_     +____%
                        Worst quarter:   Q_ 199_     -____%
            ---------------------------------------------------------

                              Fund         Past     Past 5    Past 10    Since
                              Inception    Year     Years     Years      Inception
DIVERSIFIED EQUITY FUND        06/30/85    __%       __%       __%          __%

S&P 500 INDEX(2)               06/30/85    __%       __%       __%          __%

----------------

(1)     Both charts assume reinvestment of dividends and distributions.

(2) A widely recognized, unmanaged index of common stocks generally representative of the U.S. stock market as a whole.

(3) The Fund's investment objective and policies are substantially similar to those of the Collective Fund. The Collective Fund was not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Collective Fund had been registered under the 1940 Act, its performance might have been adversely affected.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
-----------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Diversified Equity Fund.

Shareholder Fees (fees paid directly
from your investment)


Maximum Sales Charge (load) Imposed on Purchases            5.00%(1)
-------------------------------------------------------------------------
Maximum Deferred Sales Charge (load)                        None


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------
Management Fees                                              .99%
-------------------------------------------------------------------------
Distribution and Service (12b-1) Fees(2)                     .25%
-------------------------------------------------------------------------
Other Expenses                                               ___%
-------------------------------------------------------------------------
Total Fund Operating Expenses                                ___%
-------------------------------------------------------------------------

--------------------

(1) Lower sales charges are available depending upon the amount invested. See "Distribution Arrangements."

(2) The Distributor is currently limiting the distribution fees paid by the Fund for the current fiscal year to 0.03%. The Distributor may revise or cancel this expense limitation at any time and will notify you of any material change.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE

Use this table to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
   o $10,000 investment
   o 5% annual return
   o redemption at the end of each period
   o no changes in the Fund's operating expenses
   o reinvestment of dividends and distributions
Because this example is hypothetical and for comparison purposes only, your actual costs will be different.

                              1        3        5       10
DIVERSIFIED EQUITY FUND      Year    Years    Years    Years
                             $__      $__      $__     $___
-------------------------------------------------------------------------


RISK/RETURN SUMMARY OF THE 1ST SOURCE MONOGRAM SPECIAL EQUITY FUND

INVESTMENT OBJECTIVES              The Special Equity Fund seeks capital
                                   appreciation.

PRINCIPAL INVESTMENT STRATEGIES    The Fund invests primarily in common stocks
                                   and securities convertible into common stocks of companies with market capitalizations ranging on average between $100 million and $2 billion which the Adviser believes have growth potential.

PRINCIPAL INVESTMENT RISKS         Because the value of the Fund's investments
                                   will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings.
                                   The Fund may invest a portion of its assets in foreign securities which can carry additional risks such as changes in currency exchange rates, a lack of adequate company information and political instability.

WHO MAY WANT TO INVEST?            Consider investing in the Fund if you are:

                                   o    INVESTING FOR A LONG-TERM GOAL SUCH AS
                                        RETIREMENT (FIVE YEAR OR LONGER
                                        INVESTMENT HORIZON)
                                   o    LOOKING TO ADD A GROWTH COMPONENT TO
                                        YOUR PORTFOLIO
                                   o    WILLING TO ACCEPT HIGHER RISKS OF
                                        INVESTING IN THE STOCK MARKET IN
                                        EXCHANGE FOR POTENTIALLY HIGHER LONG
                                        TERM RETURNS

                                   This Fund will not be appropriate for
                                   someone:

                                   o    SEEKING MONTHLY INCOME
                                   o    PURSUING A SHORT-TERM GOAL OR INVESTING
                                        EMERGENCY RESERVES
                                   o    SEEKING SAFETY OF PRINCIPAL


RISK/RETURN SUMMARY AND FUND EXPENSES

The chart and table on this page show how the Special Equity Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance for each of the last ten years to demonstrate that the Fund's value varied at differing times. The table below compares the Fund's performance over time to that of the Russell 2000 Index.(2) The quoted performance for the Fund includes the performance of a corresponding collective investment fund (the "Collective Fund") that was previously managed by the Adviser beginning on November 30, 1985 and which transferred all of its assets to the Fund at the time the Fund commenced operating as a registered investment company on September 20, 1996.(3)


                       PERFORMANCE BAR CHART AND TABLE(1)
                       -------------------------------

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

  1989    1990    1991    1992    1993    1994    1995    1996    1997    1998


The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Of course, past performance does not indicate how the Fund will perform in the future.

            ---------------------------------------------------------
                        Best quarter:    Q_ 199_     +____%
                        Worst quarter:   Q_ 199_     -____%
            ---------------------------------------------------------

                              Fund         Past     Past 5    Past 10    Since
                              Inception    Year     Years     Years      Inception
SPECIAL EQUITY FUND           11/30/85     __%       __%        __%         __%


RUSSELL 2000 INDEX(2)         11/30/85     __%       __%        __%         __%

----------------

(1)     Both charts assume reinvestment of dividends and distributions.

(2) A widely recognized, unmanaged index of common stocks which generally represents the performance of domestically traded common stocks of small to mid-sized companies.

(3) The Fund's investment objective and policies are substantially similar to those of the Collective Fund. The Collective Fund was not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Collective Fund had been registered under the 1940 Act, its performance might have been adversely affected.

RISK/RETURN SUMMARY AND FUND EXPENSES


FEES AND EXPENSES
-----------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Special Equity Fund.

Shareholder Fees (fees paid directly
from your investment)


Maximum Sales Charge (load) Imposed on Purchases            5.00%(1)
-------------------------------------------------------------------------
Maximum Deferred Sales Charge (load)                        None


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------
Management Fees                                              .80%
-------------------------------------------------------------------------
Distribution and Service (12b-1) Fees(2)                     .25%
-------------------------------------------------------------------------
Other Expenses                                               ___%
-------------------------------------------------------------------------
Total Fund Operating Expenses                                ___%
-------------------------------------------------------------------------

--------------------

(1) Lower sales charges are available depending upon the amount invested. See "Distribution Arrangements."

(2) The Distributor is currently limiting the distribution fees paid by the Fund for the current fiscal year to 0.03%. The Distributor may revise or cancel this expense limitation at any time and will notify you of any material change.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE

Use this table to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
   o $10,000 investment
   o 5% annual return
   o redemption at the end of each period
   o no changes in the Fund's operating expenses
   o reinvestment of dividends and distributions
Because this example is hypothetical and for comparison purposes only, your actual costs will be different.

                              1        3        5       10
SPECIAL EQUITY FUND          Year    Years    Years    Years
                             $__      $__      $__     $___
-------------------------------------------------------------------------


RISK/RETURN SUMMARY OF THE 1ST SOURCE MONOGRAM INCOME FUND

INVESTMENT OBJECTIVES              The Income Fund seeks current income
                                   consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES    The Fund invests primarily in debt securities
                                   of all types, including high grade corporate bonds and U.S. Government bonds.

PRINCIPAL INVESTMENT RISKS         Because the value of the Fund's investments
                                   will fluctuate with market conditions and interest rates, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings.

WHO MAY WANT TO INVEST?            Consider investing in the Fund if you are:
                                   o    LOOKING TO ADD A MONTHLY INCOME
                                        COMPONENT TO YOUR PORTFOLIO
                                   o    SEEKING HIGHER POTENTIAL RETURNS THAN
                                        PROVIDED BY MONEY MARKET FUNDS
                                   o    WILLING TO ACCEPT THE RISKS OF PRICE AND
                                        DIVIDEND FLUCTUATIONS

                                   This Fund will not be appropriate for
                                   someone:
                                   o    INVESTING EMERGENCY RESERVES
                                   o    SEEKING SAFETY OF PRINCIPAL

RISK/RETURN SUMMARY AND FUND EXPENSES

The chart and table on this page show how the Income Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance for each of the last ten years to demonstrate that the Fund has gained and lost value at differing times. The table below compares the Fund's performance over time to that of the Lehman Brothers Intermediate Government/Corporate Bond Index.(2) The quoted performance for the Fund includes the performance of a corresponding collective investment fund (the "Collective Fund") that was previously managed by the Adviser beginning on June 30, 1985 and which transferred all of its assets to the Fund at the time the Fund commenced operating as a registered investment company on September 24, 1996.(3)


                       PERFORMANCE BAR CHART AND TABLE(1)
                       -------------------------------

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

  1989    1990    1991    1992    1993    1994    1995    1996    1997    1998



The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Of course, past performance does not indicate how the Fund will perform in the future.

            ---------------------------------------------------------
                        Best quarter:    Q_ 199_     +____%
                        Worst quarter:   Q_ 199_     -____%
            ---------------------------------------------------------

                              Fund         Past     Past 5    Past 10    Since
                              Inception    Year     Years     Years      Inception
INCOME FUND                    6/30/85     __%       __%        __%         __%

LEHMAN BROTHERS INTERMEDIATE   6/30/85     __%       __%        __%         __%
GOVERNMENT/CORPORATE BOND
INDEX(2)

-------------------

(1)     Both charts assume reinvest of dividends and distributions.

(2) An unmanaged index generally representative of the performance of government and corporate bonds with maturities of less than 10 years.

(3) The Fund's investment objective and policies are substantially similar to those of the Collective Fund. The Collective Fund was not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Collective Fund had been registered under the 1940 Act, its performance might have been adversely affected.

RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------


FEES AND EXPENSES
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund.

Shareholder Fees (fees paid directly
from your investment)


Maximum Sales Charge (load) Imposed on Purchases            4.00%(1)
-------------------------------------------------------------------------
Maximum Deferred Sales Charge (load)                        None


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------
Management Fees                                              .55%
-------------------------------------------------------------------------
Distribution and Service (12b-1) Fees(3)                     .25%
-------------------------------------------------------------------------
Other Expenses                                               ___%
-------------------------------------------------------------------------
Total Fund Operating Expenses(2)                             ___%
-------------------------------------------------------------------------

-------------------------

(1) Lower sales charges are available depending upon the amount invested. See "Distribution Arrangements."

(2) The Distributor is currently limiting the distribution fees paid by the Fund for the current fiscal year to 0.03%. The Distributor may revise or cancel this expense limitation at any time and will notify you of any material change

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE

Use this table to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
   o $10,000 investment
   o 5% annual return
   o redemption at the end of each period
   o no changes in the Fund's operating expenses
   o reinvestment of dividends and distributions
Because this example is hypothetical and for comparison purposes only, your actual costs will be different.

                              1        3        5       10
INCOME FUND                  Year    Years    Years    Years
                             $__      $__      $__     $___
-------------------------------------------------------------------------

                      INVESTMENT OBJECTIVES AND STRATEGIES


                     1ST SOURCE MONOGRAM INCOME EQUITY FUND
--------------------------------------------------------------------------------

     Ticker Symbol:  FMIEX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY
-------------------------------------------

INVESTMENT OBJECTIVE

          The primary investment objective of the Income Equity Fund is to seek capital appreciation with current income as a secondary objective.

POLICIES AND STRATEGIES

          The Fund invests primarily in common stocks and securities convertible into common stocks of companies with market capitalization of at least $100 million which the Adviser believes pay above average dividends or interest.

          Consistent with the Income Equity Fund's investment objective, the
Fund:

          o invests substantially all, but in no event less than 65%, of its total assets in equity securities

          o invests in the following types of equity securities: common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, warrants and any rights to purchase common stocks

          o may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

          o may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government

          o may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts

          o may invest in securities of real estate investment trusts (also known as REITS)

          o may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

          o         may engage in options transactions

          o may engage in futures transactions as well as invest in options on futures contracts solely for hedging purposes

          o may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income

          o         may invest in other investment companies


                   1ST SOURCE MONOGRAM DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------

     Ticker Symbol:  FMDEX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY
-------------------------------------------

INVESTMENT OBJECTIVE

          The primary investment objective of the Diversified Equity Fund is to seek capital appreciation.

POLICIES AND STRATEGIES

          The Fund invests primarily in common stocks and securities convertible into common stocks of companies with market capitalizations of $100 million or greater. The assets of the Fund are allocated among three different Sub-Advisers representing the following investment styles: (1) investing in companies believed to have strong value measures whose stock is traded at a price below its perceived value; (2) investing in companies believed to have growth potential, and (3) investing in companies that have accelerating earnings but whose valuations do not yet reflect this positive trend.

          Consistent with the Diversified Equity Fund's investment objective, the Fund:

          o invests substantially all, but in no event less than 65%, of its total assets in equity securities

          o invests in the following types of equity securities: common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, warrants and any rights to purchase common stocks

          o may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

          o may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government

          o may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts

          o may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

          o         may engage in options transactions

          o may engage in futures transactions as well as invest in options on futures contracts solely for hedging purposes

          o may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income

          o         may invest in other investment companies


                     1ST SOURCE MONOGRAM SPECIAL EQUITY FUND
--------------------------------------------------------------------------------

     Ticker Symbol:  FMSPX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY
-------------------------------------------

INVESTMENT OBJECTIVE

          The primary investment objective of the Special Equity Fund is to seek capital appreciation.

POLICIES AND STRATEGIES

          The Fund invests primarily in common stocks and securities convertible into common stocks of companies with market capitalizations ranging on average between $100 million and $2 billion which the Adviser believes have growth potential.

          Consistent with the Special Equity Fund's investment objective, the
Fund:

          o invests substantially all, but in no event less than 65%, of its total assets in equity securities

          o invests in the following types of equity securities: common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, warrants and any rights to purchase common stocks

          o may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

          o may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government

          o may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts

          o may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

          o         may engage in options transactions

          o may engage in futures transactions as well as invest in options on futures contracts solely for hedging purposes

          o may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income

          o         may invest in other investment companies

                         1ST SOURCE MONOGRAM INCOME FUND
--------------------------------------------------------------------------------

     Ticker Symbol:  FMEQX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY
-------------------------------------------

INVESTMENT OBJECTIVE

          The investment objective of the Income Fund is to seek current income consistent with the preservation of capital.

POLICIES AND STRATEGIES

          Under normal market conditions the Fund will invest substantially all, but in no event less than 65%, of its total assets in debt securities of all types, including variable and floating rate securities.

          Consistent with the Income Fund's investment objective, the Fund:

          o invests in fixed income securities consisting of bonds, fixed income preferred stocks, debentures, notes, zero-coupon securities, mortgage-related and other asset-backed securities, state municipal or industrial revenue bonds, obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, debt securities convertible into, or exchangeable for, common stocks, foreign debt securities, guaranteed investment contracts, income participation loans, first mortgage loans and participation certificates in pools of mortgages issued or guaranteed by agencies or instrumentalities of the U.S. Government

          o may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

          o         may engage in options transactions

          o may engage in futures transactions as well as invest in options on futures contracts solely for hedging purposes

          o may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income

          o may purchase securities on a when-issued or delayed-delivery basis in which a security's price and yield are fixed on a specific date but payment and delivery are scheduled for a future date beyond the standard settlement period

          o         may invest in other investment companies

            In the event that the Adviser determines that current market conditions are not suitable for the Fund's typical investments, the Adviser may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments and repurchase agreements.


                                INVESTMENT RISKS

RISK FACTORS:  ALL FUNDS

      An investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested.

      Generally, the Funds will be subject to the following risks:

o MARKET RISK: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Funds' performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in each Fund's investment portfolio, national and international economic conditions and general market conditions.

o INTEREST RATE RISK: Interest rate risk refers to the risk that the value of the Funds' fixed income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase.

o CREDIT RISK: Credit risk refers to the risk related to the credit quality of the issuer of a security held in a Fund's portfolio. The Funds could lose money if the issuer of a security is unable to meet its financial obligations.

o YEAR 2000 RISK: Like other funds and business organizations around the world, the Funds could be adversely affected if the computer systems used by the Adviser, the Sub-Adviser and the Fund's other service providers do not properly process and calculate date related information for the year 2000 and beyond. In addition, Year 2000 issues may adversely affect companies in which the Funds invest where, for example, such companies incur substantial costs to address Year 2000 issues or suffer losses caused by the failure to adequately or timely do so.

   The Funds have been informed that the Adviser and the Fund's other service providers (i.e., Administrator, Transfer Agent, Fund Accounting Agent, Custodian and Distributor) have developed and are implementing clearly defined and documented plans intended to minimize risks to services critical to the Funds' operations associated with Year 2000 issues. Internal efforts include a commitment to dedicate adequate staff and funding to identify and remedy Year 2000 issues, and specific actions such as taking inventory of software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems, and retesting for Year 2000 readiness. The Fund's Adviser and service providers are likewise seeking assurances from their respective vendors and suppliers that such entities are addressing any Year 2000 issues, and each provider intends to engage, where appropriate, in private and industry or "streetwide" interface testing of systems for Year 2000 readiness.

   In the event that any systems upon which the Funds are dependent are not Year 2000 ready by December 31, 1999, administrative errors and account maintenance failures would likely occur.

   While the ultimate costs or consequences of incomplete or untimely resolution of Year 2000 issues by the Adviser or the Funds' service providers cannot be accurately assessed at this time, the Funds currently have no reason to believe that the Year 2000 plans of the Adviser and each Fund's service providers will not be completed by December 31, 1999, or that the anticipated costs associated with full implementation of their plans will have a material adverse impact on either their business operations or financial condition of those of the Funds. The Funds and the Adviser will continue to closely monitor developments relating to this issue, including development by the Adviser and the Funds' service providers of contingency plans for providing back-up computer services in the event of a systems failure or the inability of any provider to achieve Year 2000 readiness. Separately, the Adviser will monitor potential investment risk related to Year 2000 issues.

   Investments in the Funds are not deposits of 1st Source Bank or any of its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other government agency.

SHAREHOLDER INFORMATION
-----------------------

PRICING OF FUND SHARES
----------------------

   HOW NAV IS CALCULATED

   The NAV is calculated by adding the total value of a Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:


                                      NAV =

                           TOTAL ASSETS - LIABILITIES
                           --------------------------
                                Number of Shares
                                   Outstanding

   You can find each Fund's NAV daily in The Wall Street Journal and other newspapers.

   Per share net asset value (NAV) for each of the Funds is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time on days the Exchange is open.

   Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund plus any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price.

   Each Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Funds' Trustees.

PURCHASING AND ADDING TO YOUR SHARES

You may purchase the Funds through the Distributor or through investment representatives, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.

  ACCOUNT TYPE          MINIMUM              MINIMUM
                   INITIAL INVESTMENT       SUBSEQUENT
  Regular
  (non-retirement)       $1000                  $25

  Retirement             $1000                  $25

  Automatic
  Investment
  Plan Regular           $  25                  $25
  Retirement             $ 250                  $25


All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders



INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

BY REGULAR MAIL

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.
2. Make check, bank draft or money order payable to "[name of Fund]."
3. Mail to: 1st Source Monogram Funds, P.O. Box 182084, Columbus, OH 43218-2084

Subsequent:
1.  Use the investment slip attached to your account statement.
    Or, if unavailable,
2.  Include the following information on a piece of paper:
    -  Fund name
    -  Amount invested
    -  Account name
    -  Account number
    Include your account number on your check.

3. Mail to: 1st Source Monogram Funds, P.O. Box 182084, Columbus, OH 43218-2084

BY OVERNIGHT SERVICE

See instructions 1-2 above for subsequent investments.
4.  Send to:  1st Source Monogram Funds,
c/o BISYS Fund Services,
Attn:  Shareholder Services, 3435 Stelzer Road, Columbus, OH 43219.

BY WIRE TRANSFER

NOTE:  YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

For initial investment:
Fax the completed application, along with a request for a confirmation number to 1-800-__________. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
Name of Bank
Routing Number:  ABA #000000
DDA#
Include:
Your name
Your confirmation number
After instructing your bank to wire the funds, call 1-800-766-8938 to advise us of the amount being transferred and the name of your bank

You can add to your account by using the convenient options described below. The Funds reserve the right to change or eliminate these privileges at any time with 60 days notice.

AUTO INVEST PLAN
You can make automatic investments in the Funds from your bank account. Automatic investments can be as little as $25, once you've invested the $25 minimum required to open the account.

To invest regularly from your bank account:
   o Complete the Auto Invest Plan portion on your Account Application.
     Make sure you note:
   o Your bank name, address and ABA number
   o Your checking or savings account number
   o The amount you wish to invest automatically (minimum $50)
   o How often you want to invest (monthly or quarterly)
   o Attach a voided personal check or savings deposit slip.

--------------------------------------------------------------------------------
Dividends and Distributions
---------------------------

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested dividends and distributions. Capital gains are distributed at least annually.

    DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION
     DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A
                 DISTRIBUTION AND MAY BE SUBJECT TO INCOME TAX.

--------------------------------------------------------------------------------



SELLING YOUR SHARES
-------------------


You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.


--------------------------------------------------------------------------------
WITHDRAWING MONEY FROM YOUR
 FUND INVESTMENT

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
--------------------------------------------------------------------------------

INSTRUCTIONS FOR SELLING SHARES

By telephone                1. Call 1-800-766-8938 with instructions as to how
(unless you have            you wish to receive your funds (check, wire,
declined telephone sales    electronic transfer).
privileges)
--------------------------------------------------------------------------------
By mail                     1. Call 1-800-766-8938 to request redemption forms
                            or write a letter of instruction indicating:
                            o your Fund and account number
                            o amount you wish to redeem
                            o address where your check should be sent
                            o account owner signature
                            2. Mail to:
                            1ST SOURCE MONOGRAM FUNDS
                            P.O. Box 182084
                            Columbus, OH 43218-2084

By overnight service        See instruction 1 above under "By mail."
                            2. Send to
                            1ST SOURCE MONOGRAM FUNDS
                            Attn:  Shareholder Services
                            3435 Stelzer Road
                            Columbus, OH 43219
--------------------------------------------------------------------------------
Wire transfer               Call 1-800-766-8938 to request a wire transfer.
You must indicate this
option on your              If you call by 4 p.m. Eastern time, your
application.                payment will normally be wired to your bank on
                            the next business day.
The Fund may charge a
wire transfer fee.
Note: Your financial
institution may also
charge a separate fee.



AUTOMATIC WITHDRAWAL PLAN
You can receive automatic payments from your account on a monthly or quarterly basis. The minimum withdrawal is $100. To activate this feature:
o Make sure you've checked the appropriate box and completed the Automatic Withdrawal section of the Account Application. Or call 1-800-766-8938.
o  Include a voided personal check.
o  Your account must have a value of $10,000 or more to start withdrawals.
o If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.


GENERAL POLICIES ON SELLING SHARES
----------------------------------

REDEMPTIONS IN WRITING REQUIRED
You must request redemption in writing in the following situations:
1. Redemptions from Individual Retirement Accounts ("IRAs").
2. Redemption requests requiring a signature guarantee which include each of the following.
    o Redemptions over $10,000
    o Your account registration or the name(s) in your account has changed within the last 15 days
    o The check is not being mailed to the address on your account
    o The check is not being made payable to the owner of the account
    o The redemption proceeds are being transferred to another Fund account with a different registration.

      A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, credit union, clearing agency, or savings association.

VERIFYING TELEPHONE REDEMPTIONS
The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

REDEMPTIONS WITHIN 10 DAYS OF INITIAL INVESTMENT
When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a wire transfer or a certified check.

REFUSAL OF REDEMPTION REQUEST
Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

REDEMPTION IN KIND
The Funds reserve the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect a Fund's operations (for example, more than 1% of the Fund's net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS
If your account falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

UNDELIVERABLE REDEMPTION CHECKS

For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in your account at the then current NAV.

DISTRIBUTION ARRANGEMENTS/SALES CHARGES

This section describes the sales charges and fees you will pay as an investor in the Funds and ways to qualify for reduced sales charges.

--------------------------------------------------------------------------------
Sales Charge (Load)         Front-end sales charge; reduced sales charges
                            available.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Distribution and Service    Subject to annual distribution and shareholder
(12b-1) Fee                 servicing fees of up to .25% of the Fund's total
                            assets.
--------------------------------------------------------------------------------

CALCULATION OF SALES CHARGES

Shares of the Funds are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates for each of the Funds are as follows:

FOR THE INCOME EQUITY, DIVERSIFIED EQUITY AND SPECIAL EQUITY FUNDS

                                SALES CHARGE      SALES CHARGE
                                  AS A % OF        AS A % OF
       YOUR INVESTMENT         OFFERING PRICE   YOUR INVESTMENT
-----------------------------------------------------------------
Up to $49,999                       5.00%            5.26%
-----------------------------------------------------------------
$50,000 up to $99,999               4.00%            4.17%
-----------------------------------------------------------------
$100,000 up to $249,999             3.00%            3.09%
-----------------------------------------------------------------
$250,000 up to $499,999             2.00%            2.04%
-----------------------------------------------------------------
$500,000 up to $999,999             1.50%            1.52%
-----------------------------------------------------------------
$1,000,000 and above                0.00%            0.00%
-----------------------------------------------------------------

FOR THE INCOME FUND

                                SALES CHARGE      SALES CHARGE
                                  AS A % OF        AS A % OF
       YOUR INVESTMENT         OFFERING PRICE   YOUR INVESTMENT
-----------------------------------------------------------------
Up to $49,999                       4.00%            4.17%
-----------------------------------------------------------------
$50,000 up to $99,999               3.50%            3.63%
-----------------------------------------------------------------
$100,000 up to $249,999             3.00%            3.09%
-----------------------------------------------------------------
$250,000 up to $499,999             2.00%            2.04%
-----------------------------------------------------------------
$500,000 up to $999,999             1.50%            1.52%
-----------------------------------------------------------------
$1,000,000 and above                0.00%            0.00%
-----------------------------------------------------------------


SALES CHARGE REDUCTIONS
Reduced sales charges are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

- Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

- Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

- Combination Privilege. Combine accounts of multiple Funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

SALES CHARGE WAIVERS

The following qualify for waivers of front end sales charges:

(1) Accounts for which FSC, the Adviser, banks and trust companies or one of their affiliates acts in a fiduciary, advisory, agency, custodial (other than for individual retirement accounts), or similar capacity;

(2) Officers, trustees, directors, employees and retired employees (including spouses and children under the age of 21 of the foregoing) of FSC, the Adviser, the Group, BISYS and any affiliates thereof;

(3) Purchasers pursuant to the terms of a pay-roll deduction plan, a 401 (k) plan or a 403 (b) plan which by its terms permits purchases of Shares of the Funds;

(4) Purchasers using solely the proceeds from a distribution from an account for which the Adviser or an affiliate serves in a trust, fiduciary or agency capacity (this waiver only applies to the initial purchase of Shares with such proceeds);

(5) Brokers, dealers and agents for their own account, who have a sales agreement with the Distributor, and their employees (and their spouses and children under the age of 21);

(6) Orders placed on behalf of other investment companies distributed by the BISYS Group, Inc. or its affiliated companies, including the Distributor;

(7) Investment advisers or financial planners regulated by a federal or state governmental authority who are purchasing Shares for their own account or for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who charge a management, consulting or other fee for their services, and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of a broker or agent; and

(8) Investors purchasing Shares with proceeds from a redemption of shares of another open-end investment company (other than the Group) on which a sales charge was paid if (i) such redemption occurred within sixty (60) days prior to the date of the purchase order and (ii) satisfactory evidence of the purchaser's eligibility is provided to the Distributor at the time of purchase (e.g., a confirmation of the redemption).

The Distributor and the Adviser, at their expense, may provide compensation to dealers in connection with sales of Shares of a Fund.

DISTRIBUTION AND SERVICE (12b-1) FEES

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of a Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment. Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and service fees.

ADMINISTRATIVE SERVICES PLAN

The Funds participate in an Administrative Services Plan pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions, which may include the Advisers, which agree to provide certain ministerial, recordkeeping and/or administrative support services for their customers or account holders who invest in the Funds. The Funds pay a fee under the Administrative Services Plan an annual rate of up to 0.25% of the average daily net asset value of shares of that Fund owned by such customers of such organizations for whom services are provided.

EXCHANGING YOUR SHARES
----------------------

You can exchange your shares in one Fund for shares of another 1st Source Monogram Fund, usually without paying additional sales charges (see "Notes" below). No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

INSTRUCTIONS FOR EXCHANGING SHARES
Exchanges may be made by sending a written request to 1st Source Monogram Funds, c/o BISYS Fund Services Ohio, Inc. 3435 Stelzer Road, Columbus OH 43219, or by calling 1-800-766-8938. Please provide the following information:
    o Your name and telephone number
    o The exact name on your account and account number
    o Taxpayer identification number (usually your Social Security number)
    o Dollar value or number of shares to be exchanged
    o The name of the Fund from which the exchange is to be made
    o The name of the Fund into which the exchange is being made.

See "Selling your Shares" for important information about telephone transactions.

NOTES ON EXCHANGES

To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited to 4 exchanges within a calendar year.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

1ST SOURCE MONOGRAM INDIVIDUAL
RETIREMENT ACCOUNT ("IRA")

      A 1st Source Monogram IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement programs. A 1st Source Monogram IRA contribution may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

      All 1st Source Monogram IRA distribution requests must be made in writing to BISYS Fund Services. Any additional deposits to a 1st Source Monogram IRA must distinguish the type and year of the contribution.

      For more information on a 1st Source Monogram IRA call the Funds at 1-800-766-8938. Shareholders are advised to consult a tax adviser regarding IRA contribution and withdrawal requirements and restrictions.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Any income a Fund receives in the form of dividends is paid out, less expenses, to its shareholders. Income dividends on the Funds (other than the Special Equity Fund) are usually paid monthly. Dividends on the Special Equity Fund are paid quarterly. Capital gains for all Funds are distributed at least annually.

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

Dividends are taxable as ordinary income. Taxation on capital gains will vary with the length of time the Fund has held the security - not how long the shareholder has been in the Fund.

Dividends are taxable in the year in which they are declared, even if they are paid and appear on your account statement the following year.

You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

The Funds are required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

FUND MANAGEMENT
---------------

      THE INVESTMENT ADVISER

      1st Source Bank, 100 North Michigan Street, South Bend, Indiana 46634, is the investment adviser for each Fund. The Adviser is a wholly owned subsidiary of 1st Source Corporation, a publicly held bank holding company. The Adviser, which was founded in 1936, and its affiliates administer and manage, on behalf of their clients, trust assets of approximately $1.8 billion. The Adviser has over 60 years of banking experience.

1st Source Bank makes the day-to-day investment decisions for the Funds. In addition, 1st Source Bank continuously reviews, supervises and administers each Fund's investment programs. For these advisory services, the Funds paid the following fees during the fiscal year ended March 31, 1999:

--------------------------------------------------------------------------------
                                                               PERCENTAGE OF
                                                             AVERAGE NET ASSETS
                                                               AS OF 03/31/99
--------------------------------------------------------------------------------
Income Equity Fund                                                  .80%
--------------------------------------------------------------------------------
Diversified Equity Fund                                             .99%
--------------------------------------------------------------------------------
Special Equity Fund                                                 .80%
--------------------------------------------------------------------------------
Income Fund                                                         .55%
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS

The following individuals serve as portfolio managers for the Funds and are primarily responsible for the day-to-day management of the Funds' portfolios:

INCOME EQUITY FUND

Ralph Shive                 Mr. Shive has served as Vice President and an
                            Investment Officer of the Adviser since September
                            1989. Mr. Shive has worked as an analyst and portfolio manager for 20 years after receiving his BBA from Southern Methodist University. Mr. Shive is also a Chartered Financial Analyst.

SPECIAL EQUITY FUND

Brian A. Bythrow            Mr. Bythrow joined the Adviser in April 1998. From
                            May 1996 to April 1998 Mr. Bythrow served as an equity analyst with First of America Investment
                            Corp. From January 1995 to May 1996, Mr. Bythrow worked as a credit analyst with Shoreline Bank, and from July 1994 to December 1994 he was a financial adviser with Pentad Securities.

INCOME FUND

Pascal M. Romano            Mr. Romano joined the Adviser in January 1998. From
                            January 1996 to January 1998, Mr. Romano had served as Assistant Vice President, Trust Officer and a portfolio manager with Citizens Banking Corporation.
                            From 1985 to December 1995 Mr. Romano was employed by Alexander Hamilton Life Insurance Company where for the last three years he served as Assistant Vice
                            President and portfolio manager.

DIVERSIFIED EQUITY FUND     The Adviser has retained three sub-investment
                            advisers to each manage a portion of the Fund's assets: Miller Anderson & Sherrerd LLP ("Miller
                            Anderson"); Loomis Sayles & Company, L.P.
                            ("Loomis"); and Standish, Ayer & Wood, Inc.
                            ("Standish")

The following describes each of the three Sub-Advisers and the individuals at the Sub-Advisers who manage the portions of the Fund's assets allocated to them:

         Miller Anderson was founded in 1969 and is a wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co. Miller Anderson has approximately $____ billion in assets under management, of which approximately $___ billion is managed using Miller Anderson's value style. Robert J. Marcin, CFA is primarily responsible for the day-to-day management of that portion of the Diversified Equity Fund's portfolio managed by Miller Anderson. Mr. Marcin has been a Partner with Miller Anderson since 1994 and has had more than 15 years of investment experience.

         Loomis is a limited partnership, the sole general partner of which is Loomis, Sayles & Company, Incorporated. Loomis was founded in 1926 and has approximately $___ billion in assets under management. Jerry Castellini is primarily responsible for the day-to-day management of that portion of the Diversified Equity Fund's portfolio managed by Loomis. Mr. Castellini has been a Managing Partner of Loomis since January, 1994, a Director since February, 1995 and has had more than 17 years of investment experience.

         Standish is a Massachusetts corporation founded in 1933 that is owned and operated by its Directors. Standish currently manages over $___ billion in assets. Ralph S. Tate is primarily responsible for the day-to-day management of that portion of the Diversified Equity Fund's portfolio managed by Standish. Mr. Tate has been a Managing Director of Standish since 1995. Mr. Tate is also President of Standish International Management Company, L.P.

The Statement of Additional Information has more detailed information about the Adviser and other service providers.

      THE DISTRIBUTOR AND ADMINISTRATOR

BISYS Fund Services is each Fund's distributor and BISYS Fund Services Ohio, Inc. is each Fund's administrator. Their address is 3435 Stelzer Road, Columbus, OH 43219.

CAPITAL STRUCTURE- The Coventry Group was organized as a Massachusetts business trust on January 8, 1992 and overall responsibility for the management of the Funds is vested in the Board of Trustees. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held and will vote in the aggregate and not by series except as otherwise expressly required by law.

FINANCIAL HIGHLIGHTS

           The financial highlights table is intended to help you understand each Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent certified public accountants for the Funds, whose report, along with each Fund's financial statements, are included in the annual report of the Funds, which is available upon request.

                                                                     INCOME EQUITY FUND
-----------------------------------------------------------------------------------------------------------
                                                     PERIOD                 YEAR             FOR PERIOD
                                                     ENDED                  ENDED               ENDED
                                                MARCH 31, 1999(a)       JUNE 30, 1998      JUNE 30, 1997(b)
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......        $ 12.60                $ 12.28             $ 10.00
                                                    -------                -------             -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ....................           0.20                   0.27                0.20
  Net realized and unrealized gains (losses)
    on investments .........................          (0.26)                  1.79                2.32
                                                    -------                -------             -------
Total from investment operations ...........          (0.06)                  2.06                2.52
                                                    -------                -------             -------

LESS DISTRIBUTIONS:
  From net investment income ...............          (0.20)                 (0.27)              (0.19)
  From net capital gains ...................          (1.34)                 (1.47)              (0.05)
                                                    -------                -------             -------
Total distributions ........................          (1.54)                 (1.74)              (0.24)
                                                    -------                -------             -------

Net asset value, end of period .............        $ 11.00                $ 12.60             $ 12.28
                                                    =======                =======             =======

TOTAL RETURN (excludes sales charge) .......           0.04%(c)              18.15%              25.58%(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s) ...........        $50,903                $52,450             $39,196

Ratio of expenses to average net
  assets ...................................           1.21%(d)               1.21%               1.37%(d)

Ratio of net investment income to
  average net assets .......................           2.29%(d)               2.16%               2.38%(d)

Ratio of expenses to average net
  assets* ..................................           1.46%(d)               1.46%               1.62%(d)

Portfolio turnover rate ....................          34.41%                 70.46%              38.49%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  For the period from July 1, 1998 through March 31, 1999.

(b)  Commencement of operations of the Fund began September 25, 1996.

(c)  Not annualized.

(d)  Annualized.

                                                                        DIVERSIFIED EQUITY FUND
------------------------------------------------------------------------------------------------------------------
                                                          PERIOD                 YEAR                FOR PERIOD
                                                          ENDED                  ENDED                  ENDED
                                                    MARCH 31, 1999(a)        JUNE 30, 1998        JUNE 30, 1997(b)
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............        $ 13.31                $ 11.80                $ 10.00
                                                         -------                -------                -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................          (0.02)                 (0.02)                 (0.01)
  Net realized and unrealized  gains (losses)
    on investments ..............................          (0.11)                  3.00                   2.03
                                                         -------                -------                -------
Total from investment operations ................          (0.13)                  2.98                   2.02
                                                         -------                -------                -------

LESS DISTRIBUTIONS:
  From net investment income ....................           --                     --                     --
  From net capital gains ........................          (1.92)                 (1.47)                 (0.22)
                                                         -------                -------                -------
Total distributions .............................          (1.92)                 (1.47)                 (0.22)
                                                         -------                -------                -------

Net asset value, end of period ..................        $ 11.26                $ 13.31                $ 11.80
                                                         =======                =======                =======

TOTAL RETURN (excludes sales charge) ............          (0.59)%(c)             27.85%                 20.42%(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s) ................        $85,361                $98,083                $74,990

Ratio of expenses to average net
  assets ........................................           1.43%(d)               1.48%                  1.62%(d)

Ratio of net investment income to
  average net assets ............................        (0.24)%(d)               (0.18)%              (0.10)%(d)

Ratio of expenses to average net
  assets* .......................................           1.68%(d)               1.73%                  1.87%(d)

Portfolio turnover rate .........................         107.94%                 95.13%                 76.54%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  For the period from July 1, 1998 through March 31, 1999.

(b)  Commencement of operations of the Fund began September 23, 1996.

(c)  Not annualized.

(d)  Annualized.

                                                                     SPECIAL EQUITY FUND
----------------------------------------------------------------------------------------------------------
                                                     PERIOD                 YEAR             FOR PERIOD
                                                     ENDED                  ENDED               ENDED
                                               MARCH 31, 1999(a)        JUNE 30, 1998     JUNE 30, 1997(b)
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......        $  9.63                $  9.59             $ 10.00
                                                    -------                -------             -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ....................           --                     --                  --
  Net realized and unrealized gains (losses)
    on investments .........................          (0.44)                  0.17               (0.10)(e)
                                                    -------                -------             -------
Total from investment operations ...........          (0.44)                  0.17               (0.10)
                                                    -------                -------             -------

LESS DISTRIBUTIONS:
  From net investment income ...............          (0.01)                    **                  **
  From net capital gains ...................           --                    (0.13)               --
  In excess of realized gains ..............           --                     --                 (0.31)
                                                    -------                -------             -------
Total distributions ........................          (0.01)                 (0.13)              (0.31)
                                                    -------                -------             -------

Net asset value, end of period .............        $  9.18                $  9.63             $  9.59
                                                    =======                =======             =======

TOTAL RETURN (excludes sales charge) .......           4.55%(c)               1.86%            (1.03)%(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s) ...........        $30,946                $35,441             $30,524

Ratio of expenses to average net
assets .....................................           1.24%(d)               1.27%               1.39%(d)

Ratio of net investment income to
  average net assets .......................           0.02%(d)               0.04%               0.05%(d)

Ratio of expenses to average net
assets* ....................................           1.49%(d)               1.52%               1.65%(d)

Portfolio turnover rate ....................         247.95%                124.55%             152.81%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

**   Amount is less than $0.005.

(a)  For the period from July 1, 1998 through March 31, 1999.

(b)  Commencement of operations of the Fund began September 20, 1996.

(c)  Not annualized.

(d)  Annualized.

(e)  [to be provided]

                                                                        INCOME FUND
----------------------------------------------------------------------------------------------------------
                                                     PERIOD                 YEAR             FOR PERIOD
                                                     ENDED                  ENDED               ENDED
                                               MARCH 31, 1999(a)        JUNE 30, 1998     JUNE 30, 1997(b)
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......        $ 10.34                $ 10.13             $ 10.00
                                                    -------                -------             -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) .............           0.41                   0.60                0.44
  Net realized and unrealized gains (losses)
    on investments .........................          (0.10)                  0.21                0.12
                                                    -------                -------             -------
Total from investment operations ...........           0.31                   0.81                0.56
                                                    -------                -------             -------

LESS DISTRIBUTIONS:
  From net investment income ...............          (0.41)                 (0.60)              (0.43)
  From net capital gains ...................          (0.25)                  --                  --
  In excess of realized gains ..............           --                     --                  --
                                                    -------                -------             -------
Total distributions ........................          (0.66)                 (0.60)              (0.43)
                                                    -------                -------             -------

Net asset value, end of period .............        $  9.99                $ 10.34             $ 10.13
                                                    =======                =======             =======

TOTAL RETURN (excludes sales charge) .......           3.00%(c)               8.24%               5.71%(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s) ...........        $67,251                $65,975             $54,789

Ratio of expenses to average net
  assets ...................................           0.92%(d)               0.92%               1.05%(d)

Ratio of net investment income to
  average net assets .......................           5.23%(d)               5.90%               5.71%(d)

Ratio of expenses to average net
  assets* ..................................           1.17%(d)               1.17%               1.30%(d)

Portfolio turnover rate ....................         301.44%                208.32%             118.33%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  For the period from July 1, 1998 through March 31, 1999.

(b)  Commencement of operations of the Fund began September 24, 1996.

(c)  Not annualized.

(d)  Annualized.

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:
The Funds' annual and semi-annual reports to shareholders contain additional information on each Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

-------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER THAT SELLS THE FUNDS. OR CONTACT THE FUNDS AT:

                          1ST SOURCE MONOGRAM FUNDS
                              3435 STELZER ROAD
                             COLUMBUS, OHIO 43219
                          TELEPHONE: 1-800-766-8938
-------------------------------------------------------------------------------

You can review each Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

o Free from the Commission's Website at http://www.sec.gov.


Investment Company Act file no. 811-6526.

                     1st Source Monogram Income Equity Fund

                   1st Source Monogram Diversified Equity Fund

                     1st Source Monogram Special Equity Fund

                         1st Source Monogram Income Fund

                         Each an Investment Portfolio of

                               The Coventry Group

                       Statement of Additional Information

                                 August 1, 1998

This Statement of Additional Information is not a prospectus but should be read in conjunction with the prospectus for the 1st Source Monogram Income Equity Fund, 1st Source Monogram Diversified Equity Fund, 1st Source Monogram Special Equity Fund and 1st Source Monogram Income Fund dated the same date as the date hereof (the "Prospectus"), hereinafter referred to collectively as the "Funds" and singly, a "Fund". The Funds are separate investment portfolios of The Coventry Group (the "Group"), an open-end management investment company. This Statement of Additional Information is incorporated in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing the Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning toll free (800) 766-8938.

                       STATEMENT OF ADDITIONAL INFORMATION

                               THE COVENTRY GROUP

        The Coventry Group (the "Group") is an open-end management investment company which currently offers its shares in separate series. This Statement of Additional Information deals with four of such portfolios, 1st Source Monogram Diversified Equity Fund (the "Diversified Equity Fund"), 1st Source Monogram Income Equity Fund (the "Income Equity Fund"), 1st Source Monogram Special Equity Fund (the "Special Equity Fund") and 1st Source Monogram Income Fund (the "Income Fund"). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Capitalized terms not defined herein are defined in the Prospectus. No investment in Shares of a Fund should be made without first reading the Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

        The following policies supplement the investment objectives and policies of each Fund as set forth in the Prospectus.

        BANK OBLIGATIONS. Each of the Funds may invest in bank obligations such as bankers' acceptances, certificates of deposit, and demand and time deposits.

        Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

        Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and demand and time deposits will be those of domestic banks and savings and loan associations, if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

        COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

        The Funds will purchase commercial paper consisting of issues rated at the time of purchase by one or more appropriate nationally recognized statistical rating organizations ("NRSRO") (e.g., Standard & Poor's Corporation and Moody's Investors Service, Inc.) in one of the two highest rating categories for short-term debt obligations. The Funds may also invest in commercial paper that is not rated but that is determined by the Adviser or the applicable
Sub-

Adviser, as the case may be, to be of comparable quality to instruments that are so rated by an NRSRO that is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instruments. For a description of the rating symbols of the NRSROs, see the Appendix.

        VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes, in which the Income Fund may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time within 30 days. While such notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial and other business concerns), must satisfy, for purchase by the Income Fund, the same criteria as set forth above for commercial paper for such Fund. The Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.

        FOREIGN INVESTMENT. Investments in securities issued by foreign issuers, including ADRs, may subject the Funds to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions. A Fund will acquire such securities only when the Adviser or the applicable Sub-Adviser, as the case may be, believes the risks associated with such investments are minimal.

        U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

        VARIABLE AND FLOATING RATE SECURITIES. The Income Fund may acquire variable and floating rate securities, subject to such Fund's investment objectives, policies and restrictions. A variable rate security is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate security is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such securities are frequently not rated by credit rating agencies; however, unrated variable and floating rate securities purchased by the Income Fund will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments eligible for purchase under such Fund's investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate security purchased by the Income Fund, the Income Fund may resell the security at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Income Fund to dispose of a variable or floating rate security in the event the issuer of the security defaulted on its payment obligations and the Income Fund could, as a result or for other reasons, suffer a loss to the extent of the default. To the extent that there exists no readily available market for such security and the Income Fund is not entitled to receive the principal amount of a note within seven days, such a security will be treated as an illiquid security for purposes of calculation of such Fund's limitation on investments in illiquid securities, as set forth in the Income Fund's investment restrictions. Variable or floating rate securities may be secured by bank letters of credit.

        RESTRICTED SECURITIES. Securities in which the Funds may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), such as securities issued in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) securities"). Section 4(2) securities are restricted as to disposition under the Federal securities laws, and generally are sold to institutional investors such as the Funds who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) securities, thus providing liquidity. Any such restricted securities will be considered to be illiquid for purposes of a Fund's limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Group, the Adviser or Subadviser, as the case may be, has determined such securities to be liquid because such securities are eligible for resale under Rule 144A under the 1933 Act and are readily saleable. Each Fund will limit its investment in Section 4(2) securities to not more than 10% of its net assets.

        OPTIONS TRADING. Each Fund may purchase and write (sell) put and call options. A put option gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. A call option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Put and call options purchased by the Funds will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

        When a Fund writes a call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the mean between bid and asked price. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If a call option is exercised, the Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

        Each Fund may also purchase or sell (write) index options. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

        FUTURES CONTRACTS. As discussed in the Prospectus, each of the Funds may enter into futures contracts. This investment technique is designed primarily to hedge against anticipated future changes in market conditions which otherwise might adversely affect the value of securities which a Fund holds or intends to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

        The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

        Futures transactions involve brokerage costs and require a Fund to segregate liquid assets, such as cash, U.S. Government securities or other liquid securities, to cover its performance under such contracts. A Fund may lose the expected benefit of futures transactions if interest rates, securities prices or foreign exchange rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

        REGULATORY RESTRICTIONS. To the extent required to comply with Securities and Exchange Commission Release No. IC-10666, when purchasing a futures contract or writing a put option, a Fund will maintain in a segregated account cash or liquid securities equal to the value of such contracts.

        To the extent required to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being classified as a "commodity pool operator," a Fund will not enter into a futures contract or purchase an option thereon if immediately thereafter the initial margin deposits for futures contracts held by such Fund plus premiums paid by it for open options on futures would exceed 5% of such Fund's total assets. A Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which such Fund holds or intends to purchase.

        WHEN-ISSUED SECURITIES. The Income Fund may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When such Fund agrees to purchase securities on a "when-issued" basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Income Fund's custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, such Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Income Fund's commitment. It may be expected that the Income Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because the Income Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, such Fund's liquidity and the ability of the Adviser to manage it might be affected in the event its commitments to purchase "when-issued" securities ever exceeded 25% of the value of its total assets. Under normal market conditions, however, the Income Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of its total assets.

        When the Income Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Income Fund's incurring a loss or missing the opportunity to obtain a price considered to be advantageous. The Income Fund will engage in "when-issued" delivery transactions only for the purpose of acquiring portfolio securities consistent with such Fund's investment objectives and policies and not for investment leverage.

        MORTGAGE-RELATED SECURITIES. The Income Fund may, consistent with its investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or issued by nongovernmental entities.

        Mortgage-related securities, for purposes of the Prospectus and this Statement of Additional Information, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If the Income Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the security and lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return to the Income Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Income Fund will receive when these amounts are reinvested.

        The Income Fund may also invest in mortgage-related securities which are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. Mortgage-related securities will be purchased only if rated in the three highest bond rating categories assigned by one or more appropriate NRSROs, or, if unrated, which the Adviser deems to be of comparable quality.

        There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

        REPURCHASE AGREEMENTS. Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from banks and registered broker-dealers which the Adviser or the applicable Sub-Adviser, as the case may be, deems creditworthy under guidelines approved by the Group's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). This requirement will be continually monitored by the Adviser. If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Group believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Group if presented with the question. Securities subject to repurchase agreements will be held by that Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

        REVERSE REPURCHASE AGREEMENTS. As discussed in the Prospectus, each of the Funds may borrow funds by entering into reverse repurchase agreements in accordance with that Fund's investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. Each Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

        SECURITIES OF OTHER INVESTMENT COMPANIES. Each Fund may invest in securities issued by other investment companies. Each Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by such Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that such Fund bears directly in connection with its own operations. Investment companies in which the Funds may investment may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by such Fund and, therefore, will be borne directly by shareholders.

INVESTMENT RESTRICTIONS

        Each Fund's investment objective is a non-fundamental policy and may be changed without a vote of the holders of a majority of such Fund's outstanding Shares. The following investment restrictions may be changed with respect to a particular Fund only by a vote of the majority of the outstanding Shares of that Fund (as defined under "ADDITIONAL INFORMATION - Vote of a Majority of the Outstanding Shares").

        Each of the Funds may not:

        1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations, if, immediately after such purchase, more than 5% of such Fund's total assets would be invested in such issuer or such Fund would hold more than 10% of the outstanding voting securities of such issuer, except that up to 25% of a Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or repurchase agreements secured by such obligations.

        2. Purchase any securities which would cause more than 25% of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry; provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

        3. Borrow money or issue senior securities except as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

        4. Make loans, except that each Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions, and enter into repurchase agreements.

        5. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities and except as may be necessary to make margin payments in connection with derivative securities transactions;

        6. Underwrite the securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities;"

        7. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction); and

        8. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus of the Fund.

        The following additional investment restrictions may be changed without the vote of a majority of the outstanding Shares of a Fund. Each Fund may not:

        1. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act, or pursuant to any exemptions therefrom;

        2. Engage in any short sales; and

        3. Mortgage or hypothecate the Fund's assets in excess of one-third of the Fund's total assets.

        If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities, repurchase agreements with maturities in excess of seven days and other instruments in such Fund which are not readily marketable to exceed the limit set forth in such Fund's Prospectus for its investment in illiquid securities, the Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such an event, however, such Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.

PORTFOLIO TURNOVER

        The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less.

        The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to a Fund and may result in additional tax consequences to a Fund's Shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

                                 NET ASSET VALUE

        As indicated in the Prospectus, the net asset value of each Fund is determined and the Shares of each Fund are priced as of the Valuation Time on each Business Day of that Fund. A "Business Day" of a Fund is a day on which the New York Stock Exchange is open for trading and any other day (other than a day on which no Shares of that Fund are tendered for redemption and no order to purchase any Shares of that Fund is received) during which there is sufficient trading in portfolio instruments that such Fund's net asset value per share might be materially affected. The New York Stock Exchange will not open in observance of the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

        Investments in securities for which market quotations are readily available are valued based upon their current available prices in the principal market in which such securities are normally traded. Unlisted securities for which market quotations are readily available are valued at such market value. Securities and other assets for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Trustees of the Group. Short-term securities (i.e., with maturities of 60 days or less) are valued at either amortized cost or original cost plus accrued interest, which approximates current value.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

        Shares of each of the Funds are sold on a continuous basis by BISYS, and BISYS has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from BISYS, Shares may be purchased through procedures established by BISYS in connection with the requirements of accounts at the Adviser or the Adviser's affiliated entities (collectively, "Entities"). Customers purchasing Shares of the Funds may include officers, directors, or employees of the Adviser or the Entities.

        The Group may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Commission has by order permitted such suspension, or
(d) an emergency exists as a result of which (i) disposal by the Group of securities owned by it is not reasonably practical, or (ii) it is not reasonably practical for the Group to determine the fair value of its net assets.

                             MANAGEMENT OF THE GROUP

TRUSTEES AND OFFICERS

        Overall responsibility for management of the Group rests with its Board of Trustees. The Trustees elect the officers of the Group to supervise actively its day-to-day operations.

        The names of the Trustees and officers of the Group, their addresses, pages and principal occupations during the past five years are as follows:

  Name, Address and Age            Position(s) Held              Principal Occupation
                                    With the Group                During Past 5 Years
Walter B. Grimm*                Chairman, President and      From June 1992 to present,
3435 Stelzer Road               Trustee                      employee of BISYS Fund
Columbus, Ohio  43219                                        Services.
Age: 53

Maurice G. Stark                Trustee                      Retired. Until December 31,
505 King Avenue                                              1994, Vice President-Finance
Columbus, Ohio  43201                                        and Treasurer, Battelle
Age 63                                                       Memorial Institute (scientific
                                                             research and development
                                                             service corporation).

Michael M. Van Buskirk          Trustee                      From June 1991 to present,
37 West Broad Street                                         Executive Vice President of
Suite 1001                                                   The Ohio Bankers'
Columbus, Ohio  43215-4162                                   Association (trade
Age: 51                                                      association); from September
                                                             1987 to June 1991,
                                                             Vice President-Communications,
                                                             TRW Information Systems Group
                                                             (electronic and space
                                                             engineering).

John H. Ferring IV              Trustee                      From 1979 to present,
105 Bolte Lane                                               President and Owner of Plaze,
St. Clair, Missouri                                          Incorporated, St. Clair,
Age: 46                                                      Missouri

J. David Huber                  Vice President               From June 1987 to present,
3435 Stelzer Road                                            employee of BISYS Fund
Columbus, Ohio  43219                                        Services
Age: 52

Jennifer R. Brooks              Vice President               From _____, 19__ to present,
3435 Stelzer Road                                            employee of BISYS Fund
Columbus, Ohio  43219                                        Services
Age: __

  Name, Address and Age            Position(s) Held              Principal Occupation
                                    With the Group                During Past 5 Years
Jeffrey C. Cusick               Vice President               From July 1995 to present,
3435 Stelzer Road                                            employee of BISYS Fund
Columbus, Ohio  43219                                        Services; from October 1981
Age: 39                                                      to July 1995, employee of
                                                             Federated Administrative
                                                             Services

Gary R. Tenkman                 Treasurer                    From April 1998 to present,
3435 Stelzer Road                                            employee of BISYS Fund
Columbus, Ohio  43219                                        Services; from September
Age: 28                                                      1990 to March 1998,
                                                             employee of Ernst & Young
                                                             LLP.

George L. Stevens               Secretary                    From September 1996 to
3435 Stelzer Road                                            present, employee of BISYS
Columbus, Ohio  43219                                        Fund Services; from
Age: 48                                                      September 1995 to September
                                                             1996, Independent Consultant;
                                                             from September 1989 to
                                                             September 1995, Senior Vice
                                                             President, AmSouth Bank, N.A.

Alaina V. Metz                  Assistant Secretary          From June 1995 to present,
3435 Stelzer Road                                            employee of BISYS Fund
Columbus, Ohio  43219                                        Services; from May 1989 to
Age: 31                                                      June 1995, employee of
                                                             Alliance Capital Management.

-----------------

* Mr. Grimm is considered to be an "interested person" of the Group as defined in the 1940 Act.

        As of the date of this Statement of Additional Information, the Group's Officers and Trustees, as a group, own less than 1% of the Funds' outstanding Shares.

        The officers of the Group receive no compensation directly from the Group for performing the duties of their offices. BISYS Fund Services receives fees from the Funds for acting as Administrator. BISYS Fund Services Ohio, Inc. receives fees from the Funds for acting as transfer agent and for providing certain fund accounting services. Messrs. Huber, Tenkman Stevens, Grimm, and Cusick and Ms. Metz and Ms. Brooks are employees of BISYS Fund Services.

        Trustees of the Group not affiliated with BISYS Fund Services receive from the Group an annual fee of $1,000, plus $2,250 for each regular meeting of the Board of Trustees attended and $1,000 for each special meeting of the Board attended in person and $500 for other special meetings of the Board attended by telephone and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with BISYS Fund Services do not receive compensation from the Group.

        For the fiscal year ended March 31, 1999, the Trustees received the following compensation from the Group and from certain other investment companies (if applicable) that have the same investment adviser as the Funds or an investment adviser that is an affiliated person of the Group's investment adviser:

                                       Pension or                       Total
                                       Retirement                   Compensation
                                        Benefits     Est. Annual   From Registrant
                       Aggregate       Accrued As     Benefits        and Fund
                      Compensation    Part of Fund      Upon        Complex Paid
  Name of Trustee    from the Funds     Expenses     Retirement      to Trustees
  ---------------    --------------     --------     ----------      -----------
Walter B. Grimm            $0              $0            $0              $0
Maurice G. Stark         $_____            $0            $0            $_____
Michael Van Buskirk      $_____            $0            $0            $_____
John H. Ferring IV       $_____                                        $_____


INVESTMENT ADVISER

        Investment advisory and management services are provided to the Funds by 1st Source Bank (the "Adviser"), pursuant to an Investment Advisory Agreement dated as of October 23, 1998. Under the terms of the Investment Advisory Agreement, the Adviser has agreed to provide, either directly or through one or more subadvisers, investment advisory services as described in the Prospectus of the Funds. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, each Fund pays the Adviser a fee, computed daily and paid monthly, at the following annual rates: (1) for the Diversified Equity Fund, ninety-nine one-hundredths of one percent (0.99%) of such Fund's average daily net assets; (2) for both the Income Equity Fund and the Special Equity Fund, eighty one-hundredths of one percent (0.80%) of such Fund's average daily net assets; and (3) for the Income Fund, fifty-five one-hundredths of one percent (0.55%) of such Fund's average daily net assets. The Adviser may from time to time voluntarily reduce all or a portion of its advisory fee with respect to a Fund to increase the net income of that Fund available for distribution as dividends.

        For each of the past three fiscal periods, the Adviser earned the amounts indicated below with respect to its investment advisory services provided to the Funds pursuant to the Investment Advisory Agreement.

                              Fiscal Year Ended   Fiscal Year Ended   Fiscal Period Ended
                              -----------------   -----------------   -------------------
                              March 31, 1999(1)     June 30, 1998       June 30, 1997(2)
                              -----------------     -------------       ----------------
Diversified Equity Fund            $_____             $970,429              $579,272
Income Equity Fund                 $_____              374,402               207,742
Special Equity Fund                $_____              272,600               166,740
Income Fund                        $_____              334,179               210,181

----------------------
(1) During the period the fiscal year end of the Funds was changed from June 30 to March 31. Accordingly, the information presented is for the nine-month period from July 1, 1998 to March 31, 1999.

(2) Commenced operations September 23, 1996, September 25, 1996, September 20, 1996 and September 24, 1996, respectively.

        Unless sooner terminated, the Investment Advisory Agreement will continue in effect until October 23, 2000, and year to year thereafter for successive annual periods if, as to each Fund, such continuance is approved at least annually by the Group's Board of Trustees or by vote of a majority of the outstanding Shares of the relevant Fund (as defined under "GENERAL INFORMATION Miscellaneous" in the Funds' Prospectus), and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to a Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Adviser. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

        The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

        The Adviser has licensed the name "1st Source Monogram" to the Funds on a royalty-free basis, and the Adviser has reserved to itself the right to grant the non-exclusive right to use the name "1st Source Monogram" to any other person. At such time as the Investment Advisory Agreement is no longer in effect, the Adviser may require the Funds to cease using the name "1st Source Monogram."

SUB-ADVISERS

        Pursuant to the terms of the Investment Advisory Agreement, the Adviser has entered into three separate Sub-Investment Advisory Agreements each dated as of October 23, 1998 (collectively, the "Sub-Advisory Agreements"). The first Sub-Advisory Agreement is with Miller Anderson & Sherrerd LLP, One Tower Bridge, Suite 1100, West Conshohocken, Pennsylvania

19428 ("Miller Anderson"). The second Sub-Advisory Agreement is with Loomis, Sayles & Company, L.P., 3 First National Plaza, Suite 5450, Chicago, Illinois 60600 ("Loomis"). The third Sub-Advisory Agreement is with Standish, Ayer & Wood, Inc., One Financial Center, Boston, Massachusetts 02111 ("Standish"). Pursuant to the terms of such Sub-Investment Advisory Agreements, Miller Anderson, Loomis and Standish have each been retained by the Adviser to manage the investment and reinvestment of a portion of the assets of the Diversified Equity Fund, subject to the direction and control of the Adviser and the Group's Board of Trustees.

        Under this arrangement, the Sub-Advisers are responsible for the day-to-day management of the Diversified Equity Fund's assets, investment performance, policies and guidelines, and maintaining certain books and records, and the Adviser is responsible for selecting and monitoring the performance of each of the Sub-Advisers, and for reporting the activities of the Sub-Advisers in managing the Diversified Equity Fund to the Group's Board of Trustees. For their services provided and expenses assumed pursuant to their respective Sub-Investment Advisory Agreement with the Adviser, the Sub-Advisers receive from the Adviser a fee (computed daily and paid quarterly as a percentage of the Diversified Equity Fund's average daily net assets managed by that Sub-Adviser) at the following annual rates: for Miller Anderson, 0.625% up to $25,000,000 and 0.375% of the excess over $25,000,000; for Loomis, 0.40% of average daily net assets managed; and for Standish, 0.45% of average daily net assets managed.

        Miller Anderson was founded in 1969 and is wholly owned by Morgan Stanley, Dean Witter, Discover & Co.

        Loomis was founded in 1926 and established its Chicago office in 1952. Loomis' sole general partner is Loomis, Sayles & Company, Incorporated.

        Standish was founded in 1933 and is owned and operated by its Directors.

        For the each of the past three periods, the Sub-Advisers earned the amounts indicated below with respect to their subinvestment advisory services to the Diversified Equity Fund pursuant to the Sub-Investment Advisory Agreements:

                                Fiscal Year Ended   Fiscal Year Ended   Fiscal Period Ended
                                -----------------   -----------------   -------------------
Sub-Adviser                     March 31, 1999(1)     June 30, 1998       June 30, 1997(1)
-----------                     -----------------     -------------       ----------------
Miller Anderson                      $_____              $_____               $109,119
Loomis                               $_____              $_____                 89,219
Columbus Circle Investors(2)            N/A              $_____                121,527
Standish(3)                          $_____                 N/A                    N/A

----------------------

(1) Commenced operations September 23, 1996.

(2) Columbus Circle Investors ceased serving as a sub-investment adviser effective October 23, 1998.

(3) Standish began serving as a sub-investment adviser effective October 23, 1998.

(4) During the period the fiscal year end of the Funds was changed from June 30 to March 31. Accordingly, the information presented is for the nine-month period from July 1, 1998 to March 31, 1999.

        Unless sooner terminated, each of the Sub-Investment Advisory Agreements continue in effect as to the Diversified Equity Fund until October 23, 2000, and thereafter for successive one-year periods if such continuance is approved at least annually by the Group's Board of Trustees or by vote of a majority of the outstanding shares of such Fund (as defined under "GENERAL INFORMATION -- Miscellaneous" in the Funds' Prospectus), and a majority of the Trustees who are not parties to the Sub-Investment Advisory Agreements or interested persons (as defined in the 1940 Act) of any party to the Sub-Investment Advisory Agreements by votes cast in person at a meeting called for such purpose. Each of the Sub-Investment Advisory Agreements are terminable as to the Diversified Equity Fund at any time on 60 days' written notice without penalty by the Fund, by vote of a majority of the outstanding shares of that Fund, or on 60 days' prior written notice from the Sub-Adviser. Such Agreements also terminate automatically in the event of any assignment, as defined in the 1940 Act.

        Each of the Sub-Investment Advisory Agreements provide that the respective Sub-Advisers shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Group in connection with the performance of their duties, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the respective Sub-Advisers in the performance of their duties, or from reckless disregard of their duties and obligations thereunder.

PORTFOLIO TRANSACTIONS

        Pursuant to the Investment Advisory Agreement with respect to each Fund, other than the Diversified Equity Fund, the Adviser determines, subject to the general supervision of the Board of Trustees of the Group and in accordance with each such Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute such Fund's portfolio transactions. Pursuant to the Sub-Investment Advisory Agreements, the Sub-Advisers determine, subject to the supervision of the Adviser and the overall general supervision of the Group's Board of Trustees and in accordance with the Diversified Equity Fund's investment objectives and policies, which securities are to be purchased and sold by such Fund, and which brokers are to be eligible to execute such Fund's portfolio transactions.

        Purchases and sales of portfolio securities with respect to the Income Fund usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price.

        Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Group, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

        Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser or the applicable Sub-Adviser, as the case may be, in its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Adviser or the applicable Sub-Adviser, as the case may be, may receive orders for transactions on behalf of the Funds. The Adviser and each Sub-Adviser are authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing each such Fund's brokerage transactions which is in excess of the amount of commission another broker would have charged for effecting that transaction if, but only if, the Adviser or Sub-Adviser, as the case may be, determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of that particular transaction or in terms of all of the accounts over which it exercises investment discretion. Any such research and other statistical and factual information provided by brokers to a Fund or to the Adviser or Sub-Adviser, as the case may be, is considered to be in addition to and not in lieu of services required to be performed by such Adviser or Sub-Adviser under its respective agreement regarding management of the Fund. The cost, value and specific application of such information are indeterminable and hence are not practicably allocable among the Funds and other clients of the Adviser or Sub-Adviser, as the case may be, who may indirectly benefit from the availability of such information. Similarly, the Funds may indirectly benefit from information made available as a result of transactions effected for such other clients.

Under the Investment Advisory Agreement and Sub-Advisory Agreements, the Adviser and Sub-Advisers are permitted to pay higher brokerage commissions for brokerage and research services in accordance with Section 28(e) of the Securities Exchange Act of 1934. In the event the Adviser and/or the Sub-Advisers do follow such a practice, they will do so on a basis which is fair and equitable to the Group and the Funds.

        While the Adviser and the Sub-Advisers generally seek competitive commissions, the Group may not necessarily pay the lowest commission available on each brokerage transaction, for reasons discussed above. For the nine-month fiscal period ended March 31, 1999, the Funds paid the following brokerage commissions in connection with their respective portfolio transactions:

                             Fund             Brokerage Commissions
                             ----             ---------------------
                    Diversified Equity Fund          $_______
                    Income Equity Fund               $_______
                    Special Equity Fund              $_______
                    Income Fund                             0

        Except as otherwise disclosed to the Shareholders of the Funds and as permitted by applicable laws, rules and regulations, the Group will not, on behalf of the Funds, execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser, the Sub-Advisers, BISYS, or their affiliates, and will not give preference to the Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

        Investment decisions for each Fund are made independently from those for the other Funds, other funds of the Group or any other investment company or account managed by the Adviser or any of the Sub-Advisers. Any such other fund, investment company or account may also invest in the same securities as the Group on behalf of the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another fund of the Group, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Adviser or the Sub-Adviser, as the case may be, believes to be equitable to the Fund and such other fund, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser and the Sub-Advisers may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement and the Sub- Advisory Agreements, in making investment recommendations for the Funds, neither the Adviser nor any Sub-Adviser will inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Group is a customer of the Adviser, any Sub-Adviser, any of their parents or subsidiaries or affiliates and, in dealing with its customers, the Adviser, the Sub-Advisers, their respective parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds or any other fund of the Group.

GLASS-STEAGALL ACT

        In 1971, the United States Supreme Court held in INVESTMENT COMPANY INSTITUTE V. CAMP that the Federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a mutual fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in BOARD OF GOVERNORS OF THE FEDERAL RESERVE SYSTEM V. INVESTMENT COMPANY INSTITUTE that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the BOARD OF GOVERNORS case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.

        The Adviser believes that it possesses the legal authority to perform the services for the Funds contemplated by the Prospectus, this Statement of Additional Information and the Investment Advisory Agreement without violation of applicable statutes and regulations. Future changes in either Federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict the Adviser from continuing to perform such services for the Group. In addition, current state securities laws on the issue of the registration of banks as brokers or dealers may differ from the interpretation of federal law, and banks and financial institutions may be required to register as dealers pursuant to the laws of a specific state. Depending upon the nature of any changes in the services which could be provided by the Adviser, the Board of Trustees of the Group would review the Group's relationship with the Adviser and consider taking all action necessary in the circumstances.

        Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of the Adviser and/or the Adviser's affiliated and correspondent banks in connection with Customer purchases of Shares of any of the Funds, those banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in the Group's method of operations would affect its net asset value per share or result in financial losses to any Customer.

ADMINISTRATOR

        BISYS serves as administrator (the "Administrator") to the Funds pursuant to a Management and Administration Agreement dated as of October __, 1998 (the "Administration Agreement"). The Administrator assists in supervising all operations of each Fund (other than those performed by the Adviser under the Investment Advisory Agreement, by the Sub-Advisers under the Sub-Advisory Agreements, by The Fifth Third Bank under the Custody Agreement and by BISYS Fund Services, Inc. under the Transfer Agency Agreement and Fund Accounting Agreement). The Administrator is a broker-dealer registered with the Commission, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.

        Under the Administration Agreement, the Administrator has agreed to maintain office facilities; furnish statistical and research data, clerical, certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Commission on Form N-SAR or any replacement forms therefor; compile data for, assist the Group or its designee in the preparation of, and file all of the Funds' federal and state tax returns and required tax filings other than those required to be made by the Funds' custodian and Transfer Agent; prepare compliance filings pursuant to state securities laws with the advice of the Group's counsel; assist to the extent requested by the Group with the Group's preparation of its Annual and Semi-Annual Reports to Shareholders and its Registration Statement (on Form N-1A or any replacement therefor); compile data for, prepare and file timely Notices to the Commission required pursuant to Rule 24f-2 under the 1940 Act; keep and maintain the financial accounts and records of each Fund, including calculation of daily expense accruals; and generally assist in all aspects of the Funds' operations other than those performed by the Adviser under the Investment Advisory Agreement, by the Sub-Advisers under the Sub-Investment Advisory Agreements, by The Fifth Third Bank under the Custody Agreement and by BISYS Fund Services, Inc. under the Transfer Agency and Fund Accounting Agreements. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

        The Administrator receives a fee from each Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement, equal to a fee calculated daily and paid periodically, at the annual rate equal to twenty one-hundredths of one percent (.20%) of that Fund's average daily net assets.

        For each of the past three fiscal periods, the Administrator earned and voluntarily waived the amounts indicated below with respect to its services to the Funds pursuant to the Administration Agreement:

                                Fiscal Year Ended        Fiscal Year Ended       Fiscal Period Ended
                                -----------------        -----------------       -------------------
                                March 31, 1999(1)          June 30, 1998           June 30, 1997(2)
                                -----------------          -------------           ----------------

                                Fees         Fees        Fees         Fees        Fees         Fees
                               Earned       Waived      Earned       Waived      Earned       Waived
                               ------       ------      ------       ------      ------       ------
Diversified Equity Fund          --           --       $176,443        --       $105,323        --
Income Equity Fund               --           --         93,601        --         51,936        --
Special Equity Fund              --           --         68,151        --         41,685      $2,171
Income Fund                      --           --        121,521        --         76,430        --

-----------------

(1) During the period the fiscal year end of the Funds was changed from June 30 to March 31. Accordingly, the information presented is for the nine-month period from July 1, 1998 to March 31, 1999.

(2) Commenced operations September 23, 1996, September 25, 1996, September 20, 1996 and September 24, 1996, respectively.

        Unless sooner terminated as provided therein, the Administration Agreement has an initial term expiring on October 23, 2001. The Administration Agreement thereafter shall be renewed automatically for successive one-year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days' notice by the Group's Board of Trustees or by the Administrator.

        The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by any Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

DISTRIBUTOR

        BISYS serves as agent for each of the Funds in the distribution of its Shares pursuant to a Distribution Agreement dated as of October 23, 1998 (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement will continue in effect for successive annual periods if, as to each Fund, such continuance is approved at least annually by (i) by the Group's Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) by the vote of a majority of the Trustees of the Group who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

        In its capacity as Distributor, BISYS solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. BISYS receives no compensation under the Distribution Agreement with the Group, but may retain all or a portion of the sales charge imposed upon sales of Shares of each of the Funds.

        For the fiscal year ended June 30, 1999, BISYS as distributor received the following amounts in commissions for sales of shares of the Funds and reallowed the indicated amounts to other dealers:

                                        Fiscal Year Ended March 31, 1999(1)

                                       Commissions        Amounts Reallowed
                                       -----------        -----------------
                                        Received              to Dealers
                                        --------              ----------
Diversified Equity Fund                  $_____                 $_____

Income Equity Fund                       $_____                 $_____

Special Equity Fund                      $_____                 $_____

Income Fund                              $_____                 $_____

(1) During the period the fiscal year end of the Funds was changed from June 30 to March 31. Accordingly, the information presented is for the nine-month period from July 1, 1998 to March 31, 1999.

        The Group has adopted a Distribution and Shareholder Service Plan (the "Plan") with respect to the Funds pursuant to Rule 12b-1 under the 1940 Act under which each Fund is authorized to pay BISYS in an amount not in excess, on an annual basis, of 0.25% of the average daily net asset value of the Shares of that Fund (the "12b-1 Fee"). Payments of the 12b-1 Fee to BISYS will be used (i) to compensate Participating Organizations (as defined below) for providing distribution assistance relating to a Fund's Shares, (ii) for promotional activities intended to result in the sale of Shares and distribution of prospectuses to other than current shareholders, and (iii) to compensate Participating Organizations for providing shareholder services with respect to their customers who are, from time to time, beneficial and record holders of Shares. Participating Organizations include banks (including affiliates of the Adviser), broker-dealers, the Adviser, BISYS and other institutions. Payments to such Participating Organizations may be made pursuant to agreements entered into with BISYS.

        As required by Rule 12b-1, the Plan was approved by the initial Shareholder of each of the Funds and by the Board of Trustees, including a majority of the Trustees who are not interested persons of any of the Funds and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan may be terminated as to a Fund by vote of a majority of the Independent Trustees, or by vote of majority of the outstanding Shares of that Fund. Any change in the Plan that would materially increase the distribution cost to a Fund requires Shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Group shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding Shares of the Fund. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan must determine that there is a reasonable likelihood that the Plan will benefit each Fund and its Shareholders.

        The Board of Trustees of the Group believes that the Plan is in the best interests of each Fund since it encourages Fund growth and maintenance of Fund assets. As a Fund grows in size, certain expenses, and therefore total expenses per Share, may be reduced and overall performance per Share may be improved.

        BISYS may enter into, from time to time, Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of a Fund's Shares including, but not limited to, those discussed above.

        For the fiscal year ended March 31, 1999, the Funds incurred the following amounts pursuant to the Plan for payments to have been made to BISYS for certain distribution and shareholder services described above:

                                       Fiscal Year Ended
                                       -----------------
                                       March 31, 1999(1)
                                       -----------------
Diversified Equity Fund                      $_____

Income Equity Fund                           $_____

Special Equity Fund                          $_____

Income Fund                                  $_____

------------------
(1) During the period the fiscal year end of the Funds was changed from June 30 to March 31. Accordingly, the information presented is for the nine-month period from July 1, 1998 to March 31, 1999.

ADMINISTRATIVE SERVICES PLAN

        As described in the Prospectus, the Group has also adopted an Administrative Services Plan (the "Services Plan") under which each Fund is authorized to pay certain financial institutions, including the Adviser, its correspondent and affiliated banks, and BISYS (a "Service Organization"), to provide certain ministerial, record keeping, and administrative support services to their customers who own of record or beneficially Shares in a Fund. Payments to such Service Organizations are made pursuant to Servicing Agreements between the Group and the Service Organization. The Services Plan authorizes each Fund to make payments to Service Organizations in an amount, on an annual basis, of up to 0.25% of the average daily net asset value of that Fund. The Services Plan has been approved by the Board of Trustees of the Group, including a majority of the Trustees who are not interested persons of the Group (as defined in the 1940
Act) and who have no direct or indirect financial interest in the operation of the Services Plan or in any Servicing Agreements thereunder (the "Disinterested Trustees"). The Services Plan may be terminated as to a Fund by a vote of a majority of the Disinterested Trustees. The Trustees review quarterly a written report of the amounts expended pursuant to the Services Plan and the purposes for which such expenditures were made. The Services Plan may be amended by a vote of the Trustees, provided that any material amendments also require the vote of a majority of the Disinterested Trustees. For so long as the Services Plan is in effect, selection and nomination of those Disinterested Trustees shall be committed to the discretion of the Group's Disinterested Trustees. All Servicing Agreements may be terminated at any time without the payment of any penalty by a vote of a majority of the Disinterested Trustees. The Services Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved by a majority of the Board of Trustees, including a majority of the Disinterested Trustees. As of the date hereof, the Group has not entered into any such servicing agreements.

CUSTODIAN

        The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263 (the "Custodian"), has been selected to serve as the Funds' custodian pursuant to the Custody Agreement dated as of October 23, 1998. The Custodian's responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investments.

TRANSFER AGENCY AND FUND ACCOUNTING SERVICES

        BISYS Fund Services, Inc. serves as transfer agent and dividend disbursing agent (the "Transfer Agent") for all of the Funds pursuant to the Transfer Agency Agreement dated as of October 23, 1998. Pursuant to such Agreement, the Transfer Agent, among other things, performs the following services in connection with each Fund's shareholders of record: maintenance of shareholder records for each of the Fund's shareholders of record; processing shareholder purchase and redemption orders; processing transfers and exchanges of shares of the Funds on the shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of shareholder reports and proxy solicitation materials. For such services the Transfer Agent receives a fee based on the number of shareholders of record.

        In addition, BISYS Fund Services, Inc. provides certain fund accounting services to the Funds pursuant to a Fund Accounting Agreement dated as of October 23, 1998. BISYS Fund Services, Inc. receives a fee from each Fund for such services equal to the greater of (a) a fee computed at an annual rate of three one-hundredths of one percent (.03%) of that Fund's average daily net assets, or (b) $50,000 minus the fee paid by such Fund under its Management and Administration Agreement with BISYS of the same date. Under such Agreement, BISYS Fund Services, Inc. maintains the accounting books and records for each Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with the Fund's custodian, affirmation to the Fund's custodian of all portfolio trades and cash settlements, verification and reconciliation with the Fund's custodian of all daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for each Fund.

AUDITORS

        PricewaterhouseCoopers LLP, 100 East Broad Street, Columbus, Ohio 43215, has been selected as independent auditors for the Funds for their current fiscal year. PricewaterhouseCoopers LLP performs an annual audit of the Funds' financial statements and provides other related services. Reports of their activities are provided to the Group's Board of Trustees.

LEGAL COUNSEL

        Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006, is counsel to the Group.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

        The Group is a Massachusetts business trust organized on January 8, 1992. The Group's Declaration of Trust is on file with the Secretary of State of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, with a par value of $0.01 per share. The Group consists of several funds organized as separate series of shares. The Group's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Group into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

        Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Group, shareholders of a fund are entitled to receive the assets available for distribution belonging to that fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution.

        Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Group shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, Rule 18f-2 also provides that the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Group voting without regard to series.

        Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Group. However, the Declaration of Trust disclaims liability of the Shareholders, Trustees or officers of the Group for acts or obligations of the Group, which are binding only on the assets and property of the Group, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Group or the Trustees. The Declaration of Trust provides for indemnification out of Group property for all loss and expense of any shareholder held personally liable for the obligations of the Group. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Group itself would be unable to meet its obligations, and thus should be considered remote.

        As of __________, 1999, the following is the only entity known to the Group who owns of record or beneficially 5% or more of the outstanding Shares of any Fund: 1st Source Bank, P. O. Box 1602, South Bend, Indiana 46634 owned of record and beneficially ___% of the issued and outstanding Shares of the Income Fund, ___% of the issued and outstanding Shares of the Income Equity Fund, ___% of the issued and outstanding Shares of the Diversified Equity Fund and ___% of the issued and outstanding Shares of the Special Equity Fund.

VOTE OF A MAJORITY OF THE OUTSTANDING SHARES

        As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of a Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of that Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of that Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of that Fund.

ADDITIONAL TAX INFORMATION

        Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to Shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

        Each of the Funds is treated as a separate entity for federal income tax purposes and intends each year to qualify and elect to be treated as a "regulated investment company" under the Code, for so long as such qualification is in the best interest of that Fund's shareholders. To qualify as a regulated investment company, each Fund must, among other things: diversify its investments within certain prescribed limits; derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and, distribute to its Shareholders at least 90% of its investment company taxable income for the year. In general, a Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net mid-term or net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.

        A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, a Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

        Although each Fund expects to qualify as a "regulated investment company" and thus to be relieved of all or substantially all of its federal income tax liability, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year a Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its Shareholders). In such event, dividend distributions would be taxable to Shareholders to the extent of earnings and profits, and would be eligible for the dividends received deduction for corporations.

        It is expected that each Fund will distribute annually to Shareholders all or substantially all of the Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to Shareholders for federal income tax purposes, even if paid in additional Shares of the Fund and not in cash.

        The excess of net long-term capital gains over short-term capital losses realized and distributed by a Fund and designated as capital gain dividends, whether paid in cash or reinvested in Fund shares, will be taxable to Shareholders. Capital gain dividends paid from the proceeds of sales of assets held by a Fund for more than one year will generally be taxed at a maximum federal income tax rate of 20%. Net capital gains from assets held for one year or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates regardless of how long a Shareholder has held Fund shares.

        Capital gains of corporations are subject to tax at the same rates applicable to ordinary income. Capital losses may be used only to offset capital gains and excess net capital loss may be carried back three years and forward five years.

        Certain corporations are entitled to a 70% dividends received deduction for distributions from certain domestic corporations. Each Fund will designate the portion of any distributions which qualify for the 70% dividends received deduction. The amount so designated may not exceed the amount received by the Fund for its taxable year that qualifies for the dividends received deduction. Because all of the Income Fund's net investment income is expected to be derived from earned interest, it is anticipated that no distributions from that Fund will qualify for the 70% dividends received deduction.

        Foreign taxes may be imposed on a Fund by foreign countries with respect to its income from foreign securities, if any. It is expected that, because less than 50% in value of each Fund's total assets at the end of its fiscal year will be invested in stocks or securities of foreign corporations, none of the Funds will be entitled under the Code to pass through to its Shareholders their pro rata share of the foreign taxes paid by the Fund. Any such taxes will be taken as a deduction by such Fund.

        Each Fund may be required by federal law to withhold and remit to the U.S. Treasury 31% of taxable dividends, if any, and capital gain distributions to any Shareholder, and the proceeds of redemption or the values of any exchanges of Shares of a Fund by the Shareholder, if such Shareholder (1) fails to furnish the Group with a correct taxpayer identification number, (2) under-reports dividend or interest income, or (3) fails to certify to the Group that he or she is not subject to such withholding. An individual's taxpayer identification number is his or her Social Security number.

        Information as to the Federal income tax status of all distributions will be mailed annually to each Shareholder.

        MARKET DISCOUNT. If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

        ORIGINAL ISSUE DISCOUNT. Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

        OPTIONS, FUTURES AND FORWARD CONTRACTS. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which a Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

        Transactions in options, futures and forward contracts undertaken by a Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

        Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to a Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to Shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to Shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

        CONSTRUCTIVE SALES. Certain Code provisions may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code.

        SECTION 988 GAINS OR LOSSES. Gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its Shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to Shareholders, rather than as an ordinary dividend, reducing each Shareholder's basis in his or her Fund shares.

        PASSIVE FOREIGN INVESTMENT COMPANIES. A Fund may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to Shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

        A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

YIELD

        As summarized in the Prospectus under the heading "Performance Information," yields of the Funds will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by a Fund Share's maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield will vary from time to time depending upon market conditions, the composition of the particular Fund's portfolio and operating expenses of the Group allocated to each Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of a Fund's Shares and to the relative risks associated with the investment objectives and policies of each of the Funds.

        For the 30-day period ended March 31, 1999, the yields for the Income Equity Fund and the Income Fund were ___% and ___%, respectively, assuming the imposition of the maximum sales charge, and ___% and ___%, respectively, excluding the effect of any sales charge.

CALCULATION OF TOTAL RETURN

        As summarized in the Prospectus under the heading "Performance Information," average annual total return is a measure of the change in value of an investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. Average annual total return will be calculated by:
(1) adding to the total number of Shares purchased by a hypothetical $1,000 investment in that Fund all additional Shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of Shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

        For the one year, five year and ten year periods ended March 31, 1999, and the respective periods from commencement of operations to March 31, 1999, the average annual total returns for the Diversified Equity Fund, the Income Equity Fund, the Special Equity Fund and the Income Fund are set forth in the following table. Such performance information includes the prior performance of the respective collective investment funds ("CIFs") for such Funds during those periods which had been restated to reflect the current fees for those Funds. These CIFs were operated with the same investment objective and used investment strategies and techniques that are in all material respects equivalent to those used for the Funds. During the time period of their existence the CIFS were not registered under the 1940 Act and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the CIFs had been registered under the 1940 Act, their performance may have been adversely affected.

                                      AVERAGE ANNUAL TOTAL RETURN

                         With Maximum Sales Load (1)                       Without Sales Load
                     Since                                        Since
Fund               Inception   1 Year   5 Years   10 Years      Inception   1 Year   5 Years   10 Years
Diversified           ___%      ___%      ___%       ___%          ___%      ___%      ___%       ___%
Equity(2)

Income                ___%      ___%      ___%       ___%          ___%      ___%      ___%       ___%
Equity(3)

Special               ___%      ___%      ___%       ___%          ___%      ___%      ___%       ___%
Equity(3)

Income(2)             ___%      ___%      ___%       ___%          ___%      ___%      ___%       ___%

--------------------

(1) The maximum sales load for the Diversified Equity, Income Equity and Special Equity Funds is 5.00%. For the Income Fund, the maximum sales load is 4.00%.

(2)     Commenced operations June 30, 1985.

(3)     Commenced operations November 30, 1985.

        Of course, past performance is no guarantee as to future performance.

DISTRIBUTION RATES

        Each of the Funds may from time to time advertise current distribution rates which are calculated in accordance with the method disclosed in the Prospectus.

PERFORMANCE COMPARISONS

        Investors may judge the performance of the Funds by comparing them to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation and to data prepared by Lipper Analytical Services,

Inc., a widely recognized independent service which monitors the performance of mutual funds. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, Morningstar, Inc., Ibbotson Associates, CDA/Wiesenberger, The New York Times, Business Week, U.S.A. Today and local periodicals. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above may be included in advertisements, sales literature and reports to shareholders. The Funds may also include in advertisements and reports to shareholders information discussing the performance of the Adviser in comparison to other investment advisers and to other banking institutions.

        From time to time, the Group may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Group;
(5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various investment products, which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and
(9) testimonials describing the experience of persons that have invested in one or more of the Funds. The Group may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.

        Current yields or total return will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or total return may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and total return are functions of a Fund's quality, composition and maturity, as well as expenses allocated to such Fund. Fees imposed upon Customer accounts by the Adviser or its affiliated or correspondent banks for cash management services will reduce a Fund's effective yield and total return to Customers.

MISCELLANEOUS

        Individual Trustees are generally elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Generally, shareholders owning not less than 20% of the outstanding shares of the Group entitled to vote may cause the Trustees to call a special meeting. However, the Group has represented to the Commission that the Trustees will call a special meeting for the purpose of considering the removal of one or more Trustees upon written request therefor from shareholders owning not less than 10% of the outstanding votes of the Group entitled to vote. At such a meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Group), by majority vote, has the power to remove one or more Trustees.

        The Group is registered with the Commission as a management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Group.

        The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

        The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesperson, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

FINANCIAL STATEMENTS

        The financial statements of the Funds appearing in the Annual Report to Shareholders for the fiscal year ended March 31, 1999 have been audited by PricewaterhouseCoopers LLP, and are incorporated by reference herein.

                                TABLE OF CONTENTS
INVESTMENT OBJECTIVES AND POLICIES.............................................2
   ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS.............................2
   INVESTMENT RESTRICTIONS.....................................................9
   PORTFOLIO TURNOVER.........................................................10
NET ASSET VALUE...............................................................11
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................11
MANAGEMENT OF THE GROUP.......................................................11
   TRUSTEES AND OFFICERS......................................................11
   INVESTMENT ADVISER.........................................................14
   SUB-ADVISERS...............................................................15
   PORTFOLIO TRANSACTIONS.....................................................18
   GLASS-STEAGALL ACT.........................................................20
   ADMINISTRATOR..............................................................21
   DISTRIBUTOR................................................................22
   ADMINISTRATIVE SERVICES PLAN...............................................25
   CUSTODIAN..................................................................25
   TRANSFER AGENCY AND FUND ACCOUNTING SERVICES...............................25
   AUDITORS...................................................................26
   LEGAL COUNSEL..............................................................26
ADDITIONAL INFORMATION........................................................26
   DESCRIPTION OF SHARES......................................................26
   VOTE OF A MAJORITY OF THE OUTSTANDING SHARES...............................27
   ADDITIONAL TAX INFORMATION.................................................28
   YIELD......................................................................32
   CALCULATION OF TOTAL RETURN................................................32
   DISTRIBUTION RATES.........................................................33
   PERFORMANCE COMPARISONS....................................................33
   MISCELLANEOUS..............................................................34
   FINANCIAL STATEMENTS.......................................................35

                                     PART C
                                   -----------

                                OTHER INFORMATION
                                -----------------


         ITEM 23.  EXHIBITS

                  (a)(1)   Declaration of Trust(1)

                  (a)(2) Establishment and Designation of Series of Shares (1st Source Monogram Income Equity Fund; 1st Source Monogram Diversified Equity Fund; 1st Source Monogram Special Equity Fund and 1st Source Monogram Income Fund)(3)

                  (b)      By-Laws(2)

                  (c) Certificates for Shares are not issued. Articles IV, V, VI and VII of the Declaration of Trust, previously filed as Exhibit (a) hereto, define rights of holders of Shares.

                  (d)(1) Investment Advisory Agreement between Registrant and 1st Source Bank (with respect to the 1st Source Monogram Funds)(3)

                  (d)(2) Sub-Investment Advisory Agreement between 1st Source Bank and Miller Anderson & Sherrerd LLP (with respect to the 1st Source Monogram Diversified Equity Fund)(3)

                  (d)(3) Sub-Investment Advisory Agreement between 1st Source Bank and Loomis, Sayles & Company, L.P. (with respect to the 1st Source Monogram Diversified Equity Fund)(3)

                  (d)(4) Sub-Investment Advisory Agreement between 1st Source Bank and Standish, Ayer & Wood, Inc. (with respect to the 1st Source Monogram Diversified Equity
                           Fund)(3)

                  (e) Distribution Agreement between Registrant and BISYS Fund Services(3)

                  (f)      Not Applicable

                  (g) Custody Agreement between Registrant and The Fifth Third Bank(3)

                  (h)(1) Management and Administration Agreement between the Registrant and BISYS Fund Services(3)

                  (h)(2) Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc.(3)

                  (h)(3) Transfer Agency Agreement between the Registrant and BISYS Fund Services Ohio, Inc.(3)

                  (i)      Not Applicable

                  (j)      Consent of Independent Accountants(4)

                  (k)      Not Applicable

                  (l)      Not Applicable

                  (m)      Distribution and Shareholder Services Plan(3)

                  (n)      Not Applicable

                  (o)      Not Applicable

__________________

1.       Filed with initial Registration Statement on January 8, 1992.
2.       Filed with Post-Effective Amendment No. 2 on September 4, 1992.
3.       Filed with Post-Effective Amendment No. 42 on October 23, 1998.
4.       To be filed by Amendment.


ITEM 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  Not applicable.

ITEM 25.          INDEMNIFICATION

                  Article IV of the Registrant's Declaration of Trust states as follows:

                  SECTION 4.3.  MANDATORY INDEMNIFICATION.

                  (a) Subject to the exceptions and limitations contained in paragraph
                  (b)      below:

                           (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                                    (b)      No indemnification shall be
                                             provided hereunder to a Trustee or
                                             officer:

                                             (i) against any liability to the
                                              Trust, a Series thereof, or the
                                              Shareholders by reason of a final
                                              adjudication by a court or other
                                              body before which a proceeding was
                                              brought
                           that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                           (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                                    (A) by the court or other body approving the settlement or other disposition; or (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (1) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office acts on the matter) or (2) written opinion of independent legal counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

         (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                  (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                  (ii) a majority of the Disinterested Trustees acting on the matter

                  (provided that a majority of the Disinterested Trustees acts on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

         As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND THEIR OFFICERS AND DIRECTORS

                  (a) 1st Source Bank, South Bend, Indiana ("FSB"), is the investment adviser for 1st Source Monogram Special Equity Fund, 1st Source Monogram Income Fund, 1st Source Monogram Diversified Equity Fund and 1st Source Monogram Income Equity Fund. FSB is a wholly-owned subsidiary of 1st Source Corporation. To the knowledge of the Registrant, none of the directors or officers of FSB, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain officers and directors of FSB also hold positions with FSB's parent, First Source Corporation. Set forth below are the names and principal businesses of the directors of FSB who are engaged in any other business, profession, vocation, or employment of a substantial nature.


Name                                         Position with FSB                   Principal Occupation
----                                         -----------------                   --------------------

Rev. E. William Beauchamp                    Director                           Executive Vice President University
                                                                                of Notre Dame South Bend, IN  46556

Paul R. Bowles                               Director                           Former Senior Vice President-Clark
                                                                                Equipment Company 1202 East Jefferson
                                                                                South Bend, IN 46617 (off-highway
                                                                                components and construction
                                                                                machinery manufacturing)

Philip J. Faccenda                           Director                           President
                                                                                Bear Financial, Inc.
                                                                                1222 E. Erskine Manor Hill
                                                                                South Bend, IN 46617
                                                                                (venture capital)
                                                                                Chairman, President, Chief Executive

Daniel B. Fitzpatrick                        Director                           Officer and Director
                                                                                Quality Dining, Inc.
                                                                                P.O. Box 416
                                                                                South Bend, IN 46624
                                                                                (quick service and casual dining
                                                                                restaurant operator)

Terry L. Gerber                              Director                            President and Chief Executive
                                                                                 Officer
                                                                                 Gerber Manufacturing Company, Inc.
                                                                                 1417 Olivia Circle
                                                                                 South Bend, IN 46614
                                                                                 (manufacturer of police and
                                                                                 emergency outerwear)

Lawrence E. Hiler                            Director                            President
                                                                                 Hiler Industries
                                                                                 P.O. Box 639
                                                                                 La Porte, IN 46350
                                                                                 (metal casting)

Anne M. Hillman                              Director                            Civic Leader
                                                                                 3904 Nall Court
                                                                                 South Bend, IN 46614

Hollis E. Hughes, Jr.                        Director                            Executive Director
                                                                                 United Way of
                                                                                 St. Joseph County
                                                                                 3517 E. Jefferson
                                                                                 P.O. Box 6396
                                                                                 South Bend, IN 46660

H. Thomas Jackson                            Director                            Chairman
                                                                                 Bornemann Coated Fabrics
                                                                                 Bornemann Products
                                                                                 P.O. Box 208
                                                                                 Bremen, IN 46506
                                                                                 (vinyl sales)

William P. Johnson                           Director                            Chairman & CEO
                                                                                 Goshen Rubber Co., Inc.
                                                                                 1525 S. 10th
                                                                                 Goshen, IN 46527
                                                                                 (manufacturer of automotive rubber
                                                                                 parts)

Craig A. Kapson                              Director                            President
                                                                                 Jordan Ford, Toyota, Volvo, Lincoln
                                                                                 Mercury
                                                                                 609 E. Jefferson
                                                                                 Mishawaka, IN 46545
                                                                                 (automobile sales)

David L. Lerman                              Director                            President
                                                                                 Steel Warehouse Company, Inc.
                                                                                 2722 West Tucker Drive
                                                                                 South Bend, IN 46624
                                                                                 (warehouse storage)

Richard J. Pfeil                             Director                            Chairman and President
                                                                                 Koontz-Wagner Electric Co.
                                                                                 3801 Voorde Drive
                                                                                 South Bend, IN 46628
                                                                                 (electrical equipment repair,
                                                                                 construction and installation)

John T. Phair                                Director                            Vice President
                                                                                 The Holladay Corporation
                                                                                 220 Colfax, Suite 200
                                                                                 South Bend, IN 46601
                                                                                 (property management)

Mark D. Schwabero                            Director                            Executive Vice President
                                                                                 Bosch Braking Systems Corp.
                                                                                 401 N. Bendix Drive
                                                                                 South Bend, IN 46634
                                                                                 (manufacturers of automotive brakes
                                                                                 and brake
                                                                                 components)

Elmer H. Tepe                                Director                            President
                                                                                 E.H. Tepe Co.
                                                                                 c/o 1st Source Corporation
                                                                                 100 North Michigan Street
                                                                                 South Bend, IN 46634
                                                                                 (holding company)


         (b) Miller Anderson and Sherrerd LLP, West Conshohocken, Pennsylvania ("Miller Anderson") is a sub-investment adviser for 1st Source Monogram Diversified Equity Fund. Miller Anderson is wholly owned by Morgan Stanley, Dean Witter, Discover & Co., 1585 Broadway, New York, New York 10036. The business and other connections of Miller Anderson's Officers and Directors are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of Miller Anderson as currently on file with the Commission and which is incorporated by reference herein.

         (c) Loomis Sayles & Company, L.P., Chicago, Illinois ("Loomis") is a sub-investment adviser for 1st Source Monogram Diversified Equity Fund. The sole general partner of Loomis is Loomis Sayles & Company, Incorporated, One Financial Center, Boston, Massachusetts 02111. The business and other connections of the Officers and Directors of Loomis are set forth in the Form ADV of Loomis as currently on file with the Commission and which is incorporated by reference herein.

         (d) Standish, Ayer & Wood, Inc., One Financial Center, Boston, Massachusetts 02111 ("Standish") is a sub-investment adviser for 1st Source Monogram Diversified Equity Fund. The business and other connections of the Officers and Directors of Standish are set forth in the Form ADV of Standish as currently on file with the Commission and which is incorporated by reference herein.


ITEM 27.          PRINCIPAL UNDERWRITER

                  (a)      BISYS Fund Services, Limited Partnership ("BISYS Fund

                           Services") acts as distributor for Registrant. BISYS Fund Services also distributes the securities of Alpine Equity Trust, American Performance Funds, the AmSouth Mutual Funds, The BB&T Mutual Funds Group, ESC Strategic Funds, Inc., The Eureka Funds, Fifth Third Funds, Governor Funds, Gradison Custodian Trust, Gradison Growth Trust, Gradison-McDonald Cash Reserves Trust, Gradison-McDonald Municipal Custodian Trust, Hirtle Callaghan Trust, HSBC Funds Trust, HSBC Mutual Funds Trust, INTRUST Funds Trust, The Infinity Mutual Funds, Inc., The Kent Funds, Magna Funds, MMA Praxis Mutual Funds, Mercantile Mutual Funds, Inc., Meyers Investment Trust, M.S.D.&T Funds, Pacific Capital Funds, The Parkstone Advantage Fund, Puget Sound Alternative Investment Series Trust, The Republic Funds Trust, The Republic Advisors Funds
                  indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS AND THEIR OFFICERS AND DIRECTORS

                  (a) 1st Source Bank, South Bend, Indiana ("FSB"), is the investment adviser for 1st Source Monogram Special Equity Fund, 1st Source Monogram Income Fund, 1st Source Monogram Diversified Equity Fund and 1st Source Monogram Income Equity Fund. FSB is a wholly-owned subsidiary of 1st Source Corporation. To the knowledge of the Registrant, none of the directors or officers of FSB, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain officers and directors of FSB also hold positions with FSB's parent, First Source Corporation. Set forth below are the names and principal businesses of the directors of FSB who are engaged in any other business, profession, vocation, or employment of a substantial nature.


Name                                         Position with FSB                   Principal Occupation
----                                         -----------------                   --------------------

Rev. E. William Beauchamp                    Director                           Executive Vice President University
                                                                                of Notre Dame South Bend, IN  46556

Paul R. Bowles                               Director                           Former Senior Vice President-Clark
                                                                                Equipment Company 1202 East Jefferson
                                                                                South Bend, IN 46617 (off-highway
                                                                                components and construction
                                                                                machinery manufacturing)


Philip J. Faccenda                           Director                           President
                                                                                Bear Financial, Inc.


Name                                         Position with FSB                  Principal Occupation
----                                         -----------------                  --------------------

                                                                                1222 E. Erskine Manor Hill
                                                                                South Bend, IN 46617
                                                                                (venture capital)
                                                                                Chairman, President, Chief Executive

Daniel B. Fitzpatrick                        Director                           Officer and Director
                                                                                Quality Dining, Inc.
                                                                                P.O. Box 416
                                                                                South Bend, IN 46624
                                                                                (quick service and casual dining
                                                                                restaurant operator)

Terry L. Gerber                              Director                            President and Chief Executive
                                                                                 Officer
                                                                                 Gerber Manufacturing Company, Inc.
                                                                                 1417 Olivia Circle
                                                                                 South Bend, IN 46614
                                                                                 (manufacturer of police and
                                                                                 emergency outerwear)

Lawrence E. Hiler                            Director                            President
                                                                                 Hiler Industries
                                                                                 P.O. Box 639
                                                                                 La Porte, IN 46350
                                                                                 (metal casting)

Anne M. Hillman                              Director                            Civic Leader
                                                                                 3904 Nall Court
                                                                                 South Bend, IN 46614

Hollis E. Hughes, Jr.                        Director                            Executive Director
                                                                                 United Way of
                                                                                 St. Joseph County
                                                                                 3517 E. Jefferson
                                                                                 P.O. Box 6396
                                                                                 South Bend, IN 46660

H. Thomas Jackson                            Director                            Chairman
                                                                                 Bornemann Coated Fabrics
                                                                                 Bornemann Products
                                                                                 P.O. Box 208



Name                                         Position with FSB                  Principal Occupation
----                                         -----------------                  --------------------


                                                                                 Bremen, IN 46506
                                                                                 (vinyl sales)

William P. Johnson                           Director                            Chairman & CEO
                                                                                 Goshen Rubber Co., Inc.
                                                                                 1525 S. 10th
                                                                                 Goshen, IN 46527
                                                                                 (manufacturer of automotive rubber
                                                                                 parts)

Craig A. Kapson                              Director                            President
                                                                                 Jordan Ford, Toyota, Volvo, Lincoln
                                                                                 Mercury
                                                                                 609 E. Jefferson
                                                                                 Mishawaka, IN 46545
                                                                                 (automobile sales)

David L. Lerman                              Director                            President
                                                                                 Steel Warehouse Company, Inc.
                                                                                 2722 West Tucker Drive
                                                                                 South Bend, IN 46624
                                                                                 (warehouse storage)

Richard J. Pfeil                             Director                            Chairman and President
                                                                                 Koontz-Wagner Electric Co.
                                                                                 3801 Voorde Drive
                                                                                 South Bend, IN 46628
                                                                                 (electrical equipment repair,
                                                                                 construction and installation)

John T. Phair                                Director                            Vice President
                                                                                 The Holladay Corporation
                                                                                 220 Colfax, Suite 200
                                                                                 South Bend, IN 46601
                                                                                 (property management)

Mark D. Schwabero                            Director                            Executive Vice President
                                                                                 Bosch Braking Systems Corp.
                                                                                 401 N. Bendix Drive
                                                                                 South Bend, IN 46634
                                                                                 (manufacturers of automotive brakes
                                                                                 and brake


Name                                         Position with FSB                  Principal Occupation
----                                         -----------------                  --------------------

                                                                                 components)

Elmer H. Tepe                                Director                            President
                                                                                 E.H. Tepe Co.
                                                                                 c/o 1st Source Corporation
                                                                                 100 North Michigan Street
                                                                                 South Bend, IN 46634
                                                                                 (holding company)


         (b) Miller Anderson and Sherrerd LLP, West Conshohocken, Pennsylvania ("Miller Anderson") is a sub-investment adviser for 1st Source Monogram Diversified Equity Fund. Miller Anderson is wholly owned by Morgan Stanley, Dean Witter, Discover & Co., 1585 Broadway, New York, New York 10036. The business and other connections of Miller Anderson's Officers and Directors are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of Miller Anderson as currently on file with the Commission and which is incorporated by reference herein.

         (c) Loomis Sayles & Company, L.P., Chicago, Illinois ("Loomis") is a sub-investment adviser for 1st Source Monogram Diversified Equity Fund. The sole general partner of Loomis is Loomis Sayles & Company, Incorporated, One Financial Center, Boston, Massachusetts 02111. The business and other connections of the Officers and Directors of Loomis are set forth in the Form ADV of Loomis as currently on file with the Commission and which is incorporated by reference herein.

         (d) Standish, Ayer & Wood, Inc., One Financial Center, Boston, Massachusetts 02111 ("Standish") is a sub-investment adviser for 1st Source Monogram Diversified Equity Fund. The business and other connections of the Officers and Directors of Standish are set forth in the Form ADV of Standish as currently on file with the Commission and which is incorporated by reference herein.


ITEM 29. PRINCIPAL UNDERWRITER

         (a) BISYS Fund Services, Limited Partnership ("BISYS Fund Services") acts as distributor for Registrant. BISYS Fund Services also distributes the securities of the Alpine Equity Trust, the American Performance Funds, the AmSouth Mutual Funds, The ARCH Fund, Inc., The BB&T Mutual Funds Group, ESC Strategic

                  Trust, Sefton Funds Trust, SSgA International Liquidity Fund, Summit Investment Trust, Variable Insurance Funds, The Victory Portfolios, The Victory Variable Insurance Funds and The Vintage Mutual Funds, Inc.

                  (b) Partners of BISYS Fund Services, as of June 1, 1999, were as follows:

Name and Principal Business             Position and Offices with Underwriter  Positions and Offices with Registrant
 Address
BISYS Fund Services, Inc.               Sole General Partner                   None
3435 Stelzer Road
Columbus, Ohio  43219

WC Subsidiary Corporation               Sole Limited Partner                   None
150 Clove Road
Little Falls, New Jersey  07424

                  (c)      Not Applicable.

ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS

                  (a) In connection with the 1st Source Monogram Funds, the accounts, books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of 1st Source Bank, 100 North Michigan Street, South Bend, Indiana 46634 (records relating to its function as investment adviser for the 1st Source Monogram Funds); Miller Anderson & Sherrerd LLP, One Tower Bridge, Suite 1100, West Conshohocken, Pennsylvania 19428 (records relating to its functions as a sub-investment adviser to 1st Source Monogram Diversified Equity Fund); Loomis Sayles & Company, L.P., 3 First National Plaza, Suite 5450, Chicago, Illinois 60600 (records relating to its functions as a sub-investment adviser to 1st Source Monogram Diversified Equity Fund); Standish, Ayer & Wood, Inc., One Financial Center, Boston, Massachusetts 02111 (records relating to its functions as a sub-investment adviser to 1st Source Monogram Diversified Equity Fund); BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as general manager, administrator and distributor), and BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as transfer agent).

ITEM 29.          MANAGEMENT SERVICES

                  Not Applicable.

ITEM 30.          UNDERTAKINGS.

                  None

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 48 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 1st day of June, 1999.

                               THE COVENTRY GROUP

                                    By:     /s/ Walter B. Grimm
                                            ---------------------
                                            Walter B. Grimm
By:      /s/ Jeffrey L. Steele
         --------------------------
         Jeffrey L. Steele, as attorney-in-fact

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                               Title                                       Date
-----------                             ------                                      ------
/s/Walter B. Grimm                      Chairman, President and Trustee             June 1, 1999
------------------------
Walter B. Grimm**                       (Principal Executive Officer)

/s/ John H. Ferring IV                  Trustee                                     June 1, 1999
------------------------
John H. Ferring IV***

/s/ Maurice G. Stark                    Trustee                                     June 1, 1999
------------------------
Maurice G. Stark*

/s/ Michael M. Van Buskirk              Trustee                                     June 1, 1999
------------------------
Michael M. Van Buskirk*

/s/ Gary R. Tenkman                     Treasurer (Principal                        June 1, 1999
------------------------
Gary R. Tenkman****                     Financial and Accounting Officer)

By:      /s/ Jeffrey L. Steele
         --------------------------------------
         Jeffrey L. Steele, as attorney-in-fact

* Pursuant to power of attorney filed with Pre-Effective Amendment No. 3 on April 6, 1992.

** Pursuant to power of attorney filed with Post-Effective Amendment No. 26 on May 1, 1996.

*** Pursuant to power of attorney filed with Post-Effective Amendment No. 39 on July 31, 1998.

**** Pursuant to power of attorney filed with Post-Effective Amendment No. 46 on May 14, 1999.

                                      C-6